As  filed  with  the  Securities  and  Exchange  Commission
on    December 10,  1996
                                                    Registration Nos. 33-41694
                                                                      811-6352
==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549
                             ____________________

                                  FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 16

                                    and/or

 REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940

                                   Amendment No. 24
                      (Check appropriate box or boxes.)

                           AETNA SERIES FUND, INC.
              _________________________________________________
              (Exact Name of Registrant as Specified in Charter)

        151  Farmington  Avenue  RC4A
     Hartford, Connecticut                                          06156
      ________________________________________                      _____
     (Address  of Principal Executive Offices)                      (Zip Code)

Registrant's  Telephone  Number,  Including  Area  Code      (860)  273-7834

                               Susan E. Bryant, Counsel
                   Aetna Life Insurance and Annuity Company
                         151 Farmington Avenue, RC4A
                       Hartford, Connecticut 06156

                   (Name and Address of Agent For Service)

                                  Copies to:

                         Raymond A. O'Hara III, Esq.
                      Blazzard, Grodd & Hasenauer, P.C.
                                P.O. Box 5108
                             Westport, CT  06881
                                (203) 226-7866

It  is  proposed  that  this  filing  will become effective (check appropriate space)
   _X__   immediately  upon  filing  pursuant  to  paragraph  (b)  of Rule 485
   __     on (date) pursuant  to  paragraph  (b)  of  Rule  485
   ___    60  days  after  filing  pursuant  to  paragraph  (a)(1) of Rule 485
   ___    on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485
   ___    75  days  after  filing  pursuant  to  paragraph  (a)(2) of Rule 485
   ___    on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485


If appropriate, check the following box:

     __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1995 on December 29, 1995.


                               EXPLANATORY NOTE

This Registration Statement contains two Prospectuses (one for each class of Shares) and a Statement of Additional Information for a new series of Registrant, the Aetna Index Plus Fund.

The Prospectus and the Statement of Additional Information with respect to the other series of Registrant are incorporated into Part A and Part B of this Post-Effective Amendment No. 16, respectively, by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on February 29, 1996, and by reference to a Supplement dated August 12, 1996, as contained in Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on June 13, 1996.





                           AETNA SERIES FUND, INC.

                            CROSS REFERENCE SHEET
                        (as required by Rule 404 (c))

                           AETNA INDEX PLUS FUND PROSPECTUS

                           PART A
N-1A
--------
Item No.                                         Location
--------                                         -------------------------------

1.        Cover Page...........................  Cover Page

2.        Synopsis.............................  Fee Tables; Highlights

3.        Condensed Financial Information......  Not Applicable

4.        General Description of Registrant....  Description of Index Plus;
                                                 Investment Techniques;
                                                 Risk Factors and Other
                                                 Considerations; Investment
                                                 Restrictions; General
                                                 Information

5.        Management of the Fund...............  Management of the Series;
                                                 Portfolio Management

5A.       Management's Discussion of Fund
          Performance......                      Not Applicable

6.        Capital Stock and Other Securities...  General Information;
                                                 Shareholder Services;
                                                 Index Plus Distribu-
                                                 tions; Taxes

7.        Purchase of Securities Being Offered.  Shareholder Services;
                                                 Management of the Series;
                                                 Net Asset Value; Fees and
                                                 Charges (Adviser Class
                                                 Prospectus Only)

8.        Redemption or Repurchase.............  Shareholder Services;
                                                 Fees and Charges (Adviser
                                                 Class Prospectus Only)

9.        Pending Legal Proceedings............  None - Not Applicable

                           PART B

10.       Cover Page...........................  Cover Page

11.       Table of Contents....................  Table of Contents

12.       General Information and History......  General Information
                                                 and History

13.       Investment Objectives and Policies...  Additional Investment
                                                 Restrictions and Policies
                                                 of Index Plus; Description
                                                 of Various Securities and
                                                 Investment Techniques

14.       Management of the Fund...............  Directors and Officers
                                                 of the Fund

15.       Control Persons and Principal Holders  Control Persons and
          of Securities......................    Principal Holders of
                                                 Index Plus

16.       Investment Advisory and Other          The Investment Advisory
          Services...........................    Agreement; Subadvisory
                                                 Agreement; The Adminis-
                                                 trative Services Agreement;
                                                 Independent Auditors;
                                                 Custodian; Distribution
                                                 Arrangements; License
                                                 Agreement

17.       Brokerage Allocation and Other         Brokerage Allocation
          Practices..........................

18.       Capital Stock and Other Securities...  Description of Shares


19.       Purchase, Redemption and Pricing of    Net Asset Value; Sale
          Securities Being Offered...........    and Redemption of Shares;
                                                 Distribution Arrangements

20.       Tax Status...........................  Tax Status

21.       Underwriters.........................  Principal Underwriter;
                                                 Distribution Arrangements

22.       Calculation of Performance Data.....   Performance Information


23.       Financial Statements.................  Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.




                                    PART A


SELECT  CLASS

[Aetna  logo]            December 10,  1996


                    AETNA  INDEX  PLUS  FUND  PROSPECTUS


Aetna Series Fund, Inc. (the "Fund") is an open-end management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (a "Series" or collectively, the "Series") with different investment objectives, policies and restrictions. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING ONLY TO AETNA INDEX PLUS FUND ("Index Plus"). Currently, the Fund is authorized to offer two classes of shares, the Select Class and the Adviser Class. The Select Class of shares of the Fund is no-load.

This Prospectus sets forth concisely the information about Index Plus and the Fund that you should know before investing. Additional information about Index Plus and the Fund including a Statement of Additional
Information ("Statement") dated December 10, 1996, has been filed with the Securities and Exchange Commission ("Commission") and is incorporated by reference into this Prospectus. The Statement, which contains information pertaining to Index Plus and the Fund, is available upon request and without charge by calling 1-800-367-7732 or by writing to Aetna Series Fund, Inc., at 151 Farmington Avenue, Hartford, Connecticut 06156-8962. Additional information filed with the Commission can be obtained by contacting the Commission at its Web Site (http://www.sec.gov).

This Prospectus is for investors eligible to purchase Select Class shares. A separate Prospectus is available for investors eligible to purchase Adviser Class shares. Sales charges, expenses and performance will vary with respect to each class.

INVESTMENT  OBJECTIVE

Index Plus will attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND RETAIN IT FOR FUTURE REFERENCE.




                              TABLE OF CONTENTS

                                                                          PAGE

HIGHLIGHTS

FEE  TABLES

DESCRIPTION  OF  INDEX  PLUS

INVESTMENT  TECHNIQUES

RISK  FACTORS  AND  OTHER  CONSIDERATIONS

INVESTMENT  RESTRICTIONS

SHAREHOLDER  SERVICES

OTHER  FEATURES

CROSS-SERIES  INVESTING

MANAGEMENT  OF  THE  SERIES

PORTFOLIO  MANAGEMENT

INDEX  PLUS  DISTRIBUTIONS

NET  ASSET  VALUE

TAXES

GENERAL  INFORMATION

PERFORMANCE  DATA

APPENDIX  A
     GLOSSARY  OF  INVESTMENT  TERMS

APPENDIX  B
      DESCRIPTION  OF  CORPORATE  BOND  RATINGS


                                  HIGHLIGHTS

WHAT IS A MUTUAL FUND AND WHAT ARE ITS ADVANTAGES? A mutual fund pools the money of a number of investors and invests in a portfolio of securities on their behalf. Mutual funds allow you to spread risk through diversification and to benefit from professional management. You have immediate access to your money simply by writing a letter.

WHAT IS OFFERED? Aetna Index Plus Fund, a diversified portfolio of the Fund under the Investment Company Act of 1940 (1940 Act) is offered through this Prospectus. See "Description of Index Plus."

WHAT ARE THE RISKS? The different types of securities purchased and investment techniques used by Index Plus involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the issuer and preferred stocks have price risk and some
interest rate and credit  risk.    The  value  of  debt securities may be
affected by changes in general interest rates and in the creditworthiness of the issuer. In addition, foreign securities have currency risk. For more information, see "Risk Factors and Other Considerations."

WHAT IS THE DIFFERENCE BETWEEN ADVISER AND SELECT CLASS SHARES? The Fund has two classes of shares, the Select Class shares and the Adviser Class shares. Select Class shares are only offered to certain corporate retirement plans, salaried employees and persons retired from salaried positions (including members of employees' and retired persons' immediate families) of Aetna Life Insurance and Annuity Company and its affiliates, insurance companies (including separate accounts), registered investment companies, investment advisers and broker-dealers acting for their own account; current shareholders at the time of first offering of Adviser Class shares and their immediate family members, as long as they maintain a shareholder account; Directors of the Fund; and members of such other  groups as may be approved by the Fund's Board of Directors from time to
time.    Adviser Class shares are offered to those persons not eligible to buy
Select Class shares. Select Class shares are no-load, which means you do not pay any sales charges, distribution or service fees.

Adviser  Class  shares  are subject to a contingent deferred sales charge at a maximum rate of 1%, declining to 0% after 4 years from the date of initial purchase. Additionally, Adviser Class shares are subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% of the value of the average daily net assets of Index Plus.

HOW CAN I PURCHASE SHARES? You may purchase shares by completing an application and sending it as described under "Shareholder Services." Your initial purchase must be for a minimum of $1,000 or $500 if you are purchasing shares of Index Plus for an Individual Retirement Account ("IRA"). Participants in employer-sponsored retirement plans should refer to their enrollment materials. We also offer a systematic investment program that enables investors to purchase shares on a regular basis. Please refer to "Shareholder Services" and "Other Features" for complete details.

WHEN CAN I REDEEM SHARES? Shares may be redeemed on each day that the New York Stock Exchange Inc. ("NYSE") is open for business. Select Class shares are redeemable at net asset value. See "Shareholder Services" for further information.

WHO IS MANAGING THE SERIES? Aetna Life Insurance and Annuity Company ("ALIAC") serves as the investment adviser for each Series and Aeltus Investment Management, Inc. ("Aeltus") serves as the subadviser. ALIAC and Aeltus (collectively, the "Adviser") are both indirect wholly-owned subsidiaries of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc.

Please  refer  to  "Management  of  the  Series"  for  further  information.

WHAT  IF  I  HAVE  FURTHER  QUESTIONS?    Shareholders  in  the  Series  enjoy
personalized  service.    Please  call  1-800-367-7732 for details or refer to
"Shareholder  Services"  for  additional  information.

                                  FEE TABLES

The following is provided to assist you in understanding the various charges and expenses that you would bear directly or indirectly as a shareholder. For a complete description of these charges and expenses, see "Management of the Series."

                SELECT CLASS SHAREHOLDER TRANSACTION EXPENSES

Select Class shares are not subject to Shareholder Transaction Expenses which include sales charges on purchases, deferred sales charges on redemptions, sales charges on dividend reinvestments and exchange fees.

                                 SELECT CLASS
                     ANNUAL INDEX PLUS OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                            Other      Total Index
                                            Expenses   Plus Operating
                                            (after     Expenses
            Management/    Administrative   reim-      (after expense
            Advisory Fee   Fee              bursement) reimbursement)
            (after
            fee waiver)
            -------------  ---------------  --------   --------------

Index Plus           .30%             .25%       .15%             .70%



From time to time, ALIAC may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for Index Plus and to reimburse some or all of Index Plus' Other Expenses. Such fee waiver/expense reimbursement arrangements will increase Index Plus' total return and may be modified or terminated at any time.


Other Expenses are based on estimated amounts for the current fiscal year. The percentages shown above reflect a fee waiver/expense reimbursement arrangement. This arrangement limits the Total Index Plus Operating Expenses to the percentage shown above. Without this arrangement, Management/Advisory Fees and Total Index Plus Operating Expenses would be 0.45% and 0.85%, respectively.



                                 SELECT CLASS
                                   EXAMPLE

Using the above percentages, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown.


            1 Year  3 Years
            ------  -------

Index Plus   $7       $22


The above expenses reflect the fee waiver/expense reimbursement arrangement in effect.

This  example  should  not  be  considered  an  indication  of  past or future
expenses.    Actual  expenses  may  be  greater  or  less  than  those  shown.

                                ADVISER CLASS
                       SHAREHOLDER TRANSACTION EXPENSES


                          Deferred Sales   Sales Charge
            Sales Charge  Charge on        on Dividend   Exchange
            on Purchases  Redemptions(1)   Reinvestment  Fee
            ------------  ---------------  ------------  --------

Index Plus  None                     1.0%  None          None


(1) The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class shares. Investors may pay charges less than 1.0%, depending on the length of time the shares are held.


                                ADVISER CLASS
                     ANNUAL INDEX PLUS OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                    Other      Total Index
                                                    Expenses   Plus Operating
                                                    (after     Expenses
            Management/    Administrative   12b-1   reim-      (after expense
            Advisory Fee   Fee              Fee     bursement) reimbursement)
            (after
            fee waiver)
            -------------  ---------------  ------  ---------  ---------------

Index Plus           .30%             .25%    .50%       .40%             1.45%



Adviser Class shares of Index Plus are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% of the value of average daily net assets of the Adviser Class of Index Plus. See "Fees and Charges" in the Adviser Class prospectus. From time to time, ALIAC may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for Index Plus and to reimburse some or all of Index Plus' Other Expenses. Such fee waiver/expense reimbursement arrangements will increase Index Plus' total return and may be modified or terminated at any time.

Other Expenses are based on estimated amounts for the current fiscal year. The percentages shown above reflect a fee waiver/expense reimbursement arrangement. This arrangement limits the Total Index Plus Operating Expenses to the percentage shown above. Without this arrangement, Management/Advisory Fees and Total Index Plus Operating Expenses would be 0.45% and 1.60%, respectively.



                                ADVISER CLASS
                                   EXAMPLE

Using the above percentages, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:


                                          1 Year   3 Years
                                         -------  --------

Index Plus
  Redemption at end of each time period  $25      $51
  No Redemption                           15       46


The above expenses reflect the fee waiver/expense reimbursement arrangement in effect.

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown. This example reflects, among other things, the application of the maximum Deferred Sales Charge imposed on Adviser Class shares.

As noted above, the Fund has two classes, Select Class and Adviser Class. Because the expenses and sales charges vary between the classes, the performance of each class will vary. Registered representatives may receive different levels of compensation when selling shares of the Fund's classes. Additional information regarding the Fund's classes may be obtained by calling your representative or 1-800-367-7732.

                          DESCRIPTION OF INDEX PLUS

The Fund is a management investment company incorporated in the State of Maryland made up of multiple portfolios or series, each of which is diversified under the 1940 Act. Index Plus, a diversified portfolio, has an investment objective which is a fundamental policy and may not be changed without the vote of a majority of the holders of Index Plus' outstanding shares. There can be no assurance that Index Plus will meet its investment objective. Index Plus is subject to investment restrictions described in this Prospectus and in the Statement, some of which are fundamental policies. The investment objective and fundamental investment policies of Index Plus may be changed only by a vote of a majority of the outstanding shares (both Adviser and Select Class) of Index Plus (as defined in the 1940 Act).

A glossary describing various investment terms relating to securities that may be held by Index Plus is contained in Appendix A.

INVESTMENT OBJECTIVE. Index Plus will attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500.

INVESTMENT POLICY. Index Plus will attempt to be fully invested in common stocks. Under normal circumstances, Index Plus will invest at least 90% of its assets in common stocks represented in the S&P 500. Inclusion of a stock in the S&P 500 in no way implies an opinion by Standard & Poor's Corporation as to the stock's attractiveness as an investment. Index Plus is neither sponsored by nor affiliated with Standard & Poor's Corporation. AN INVESTMENT IN INDEX PLUS INVOLVES RISKS SIMILAR TO THOSE OF INVESTING IN COMMON STOCKS GENERALLY. As Index Plus invests primarily in common stocks, Index Plus is subject to market risk - i.e. the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Under normal circumstances, Index Plus will generally include approximately 400 stocks included in the S&P 500. Index Plus intends, under normal circumstances, to exclude common stocks which are not part of the S&P 500 and to exclude Aetna Inc. common stock.

It is a reasonable expectation that there will be a close correlation between the performance of Index Plus and that of the S&P 500 in both rising and falling markets. Index Plus expects to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of Index Plus, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500.

The weightings of stocks in the S&P 500 are based on each stock's relative total market capitalization, that is, its market price per share multiplied by the number of common shares outstanding. ALIAC will attempt to outperform the investment results of the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.


                            INVESTMENT TECHNIQUES

Index Plus may use the following investment techniques (see Appendix A for the definition of certain terms used below):

BORROWING. Index Plus may borrow money from banks, but only for temporary or emergency purposes in an amount up to 5% of the value of Index Plus' total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), at the time the borrowing is made.

Index Plus does not intend to borrow for leveraging purposes. It has the authority to do so, but only if, after the borrowing, the value of Index Plus' net assets, including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of Index Plus since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds.

SECURITIES LENDING. Index Plus may lend its portfolio securities; however, the value of the loaned securities (together with all other assets that are loaned, including those subject to repurchase agreements) may not exceed one-third of Index Plus' total assets. Index Plus will not lend portfolio
securities  to  affiliates.    Though fully collateralized, lending portfolio
securities involves certain risks, including the possibility that Index Plus may incur costs in liquidating the collateral or a loss if the collateral declines in value. In the event of a disparity between the value of the loaned security and the collateral, there is the additional risk that the borrower may fail to return the securities or provide additional collateral.

REPURCHASE AGREEMENTS.  Under a repurchase agreement, Index Plus may acquire a debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by Index Plus to resell the instrument at a fixed price and time.

Index Plus may enter into repurchase agreements with domestic banks and broker-dealers. Such agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them. In that event, Index Plus may incur costs in liquidating the collateral or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of Index Plus to liquidate the collateral may be delayed or limited.

The Board of Directors has established credit standards for repurchase transactions entered into by Index Plus.

ASSET-BACKED  SECURITIES.   Index Plus may purchase securities collateralized
by    a  specified pool of assets, including, but not limited to, credit card receivables, automobile loans, home equity loans, mobile home loans, or recreational vehicle loans. These securities are subject to prepayment risk.
 In periods of declining interest rates, reinvestment of prepayment proceeds would be made at lower and less attractive interest rates.

ZERO COUPON AND PAY-IN-KIND BONDS. Index Plus may invest in zero coupon securities and pay-in-kind bonds. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts to their value at maturity. Some zero coupon securities call for the commencement of regular interest payments at a deferred date. Pay-in-kind bonds pay all or a portion of their interest in the form of additional debt or equity securities. Zero coupon securities and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying instruments with similar maturities; the value of zero coupon securities and pay-in-kind bonds appreciate more during periods of declining interest rates and depreciate more during periods of rising interest rates.

BANK OBLIGATIONS. Index Plus may invest in obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit) issued by domestic or foreign banks, provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS. A derivative is a financial instrument, the value of which is "derived" from the performance of an underlying asset (such as a security or index of securities). In addition to futures and options, derivatives include, but are not limited to, forward contracts, swaps, structured notes, and collateralized mortgage obligations ("CMOs").

Index Plus may engage in various strategies using derivatives including managing its exposure to changing interest rates, securities prices and currency exchange rates (collectively known as hedging strategies), or increasing its investment return. For purposes other than hedging, Index Plus will invest no more than 5% of its total assets in derivatives which at the time of purchase are considered by management to involve high risk to Index
Plus.  These    would    include    inverse    floaters,  interest-only  and
principal-only  securities.

Index Plus may write (sell) covered call options and purchase put options and may purchase call and write (sell) put options including options on securities, indices and futures. There is no limit on the amount of Index Plus' total assets that may be subject to call options; however, writing a put option requires the segregation of liquid assets to cover the contract. Index Plus will not write a put option if it will require more than 50% of Index
Plus' net assets to be segregated to cover the put obligation nor will it write a put option if after it is written more than 3% of Index Plus' assets would consist of put options.

As with all derivatives, the use of call options involves certain risks which are described in detail under "Risk Factors and Other Considerations" and in the Statement. In that there is no limit on the amount of Index Plus' total assets that may be subject to call options, these risks may be heightened should Index Plus choose to engage extensively in such transactions.

Investments in futures contracts and related options with respect to foreign currencies, fixed income securities and foreign stock indices may also be made by Index Plus. Although these investments are primarily made to hedge against price fluctuations, in some cases, Index Plus may buy a futures contract for the purpose of increasing its exposure in a particular asset class or market segment, which strategy may be considered speculative. This strategy is typically used to better manage portfolio transaction costs. With respect to futures contracts or related options that may be entered into for speculative purposes, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of Index Plus' net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Index Plus may invest in forward contracts on foreign currency ("forward exchange contracts"). These contracts may involve "cross-hedging," a technique in which Index Plus hedges with currencies which differ from the currency in which the underlying asset is denominated.

Index Plus may also invest in interest rate swap transactions. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also interest rate risks, because Index Plus could be obligated to pay more under its swap agreements than it receives under them as a result of interest rate changes.

U.S. GOVERNMENT DERIVATIVES. Index Plus may purchase separately traded principal and interest components of certain U.S. Government securities ("STRIPS"). In addition, Index Plus may acquire custodial receipts that represent ownership in a U.S. Government security's future interest or principal payments. These securities are known by such exotic names as TIGRS and CATS and may be issued at a discount to face value. They are generally more volatile than normal fixed income securities because interest payments are accrued rather than paid out in regular installments.

SUPRANATIONAL AGENCIES. Index Plus may invest up to 10% of its net assets in securities of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the "World Bank"), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government.

ILLIQUID  AND  RESTRICTED  SECURITIES.  Index  Plus  may  invest, under normal
circumstances,  up  to  10%  of  its    total  assets in illiquid securities.
Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the ordinary course of business without taking a materially reduced price. In addition, Index Plus may invest in securities that are subject to legal or contractual restrictions on resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933.

Because of the absence of a trading market for illiquid and certain restricted securities, it may take longer to liquidate these securities than it would unrestricted, liquid securities. Index Plus may realize less than the amount originally paid by Index Plus for the security. The Board of Directors has established a policy to monitor the liquidity of such securities.

   CASH OR CASH EQUIVALENTS. The Adviser reserves the right to depart from Index Plus' investment objective temporarily by investing up to 100% of its assets in cash or cash equivalents for defense against potential market declines and to accommodate cash flows from the purchase and sale of Index Plus' shares.

OTHER INVESTMENTS. Index Plus may use other investment techniques, including "when-issued" and "delayed-delivery securities" and variable rate instruments.
 These  techniques  are  described  in  Appendix  A  and  the  Statement.

                    RISK FACTORS AND OTHER CONSIDERATIONS

GENERAL CONSIDERATIONS. The different types of securities purchased and investment techniques used by the Adviser involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are generally more affected by changes in interest rates and provide less price stability than securities with short term maturities (for example, one to ten years). Also, on each debt security, the risk of principal and interest default is greater with higher-yielding, lower-grade securities. High risk, high-yield securities may provide a higher return but with added risk. In addition, foreign securities have currency risk. Some of the risks involved in the securities acquired by Index Plus are discussed in this section. Additional discussion is contained above under "Investment Techniques" and in the Statement.

PORTFOLIO TURNOVER. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold in the aggregate during the year. Although the Adviser does not purchase securities with the intention of profiting from short-term trading, the Adviser may buy and sell securities when the Adviser believes such action is appropriate. It is anticipated that the average annual turnover rate of Index Plus may exceed 125%. Turnover rates in excess of 125% may result in higher transaction costs (which are borne directly by Index Plus and a possible increase in short-term capital gains (or losses). See "Tax Status" in the Statement.

FOREIGN  SECURITIES.    Investments  in  securities  of  foreign  issuers  or
securities denominated in foreign currencies involve risks not present in domestic markets. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the
possible  seizure  or  nationalization  of  foreign    assets;  the  possible
establishment of exchange controls or other foreign laws or restrictions which might adversely affect the payment and transferability of principal, interest and dividends on securities; higher transaction costs; possible settlement delays; and less publicly available information about foreign issuers.

DEPOSITARY RECEIPTS.  Index Plus can invest in both sponsored and unsponsored
depositary  receipts.    Unsponsored depositary receipts, which are typically
traded in the over-the-counter market, may be less liquid than sponsored depositary receipts and therefore may involve more risk. In addition, there may be less information available about issuers of unsponsored depositary receipts.

Index Plus will generally acquire American Depositary Receipts ("ADRs") which are dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. All depositary receipts will be considered foreign securities for purposes of Index Plus' investment limitation concerning investment in foreign securities.
 See  Appendix  A  and  the  Statement  for  more  information.

HIGH RISK, HIGH-YIELD SECURITIES. Index Plus may invest in high risk, high-yield securities, often called "junk bonds". These securities tend to offer higher yields than investment-grade bonds because of the additional risks associated with them. These risks include: a lack of liquidity; an unpredictable secondary market; a greater likelihood of default; increased sensitivity to difficult economic and corporate developments; call provisions which may adversely affect investment returns; and loss of the entire principal and interest. Although junk bonds are high risk investments, they may be purchased if they are thought to offer good value. This may happen if, for example, the rating agencies have, in the Adviser's opinion, misclassified the bonds or overlooked the potential for the issuer's enhanced creditworthiness.

DERIVATIVES.    Index  Plus may use derivative instruments as described above under  "Investment  Techniques  -  Options,  Futures  and  Other  Derivative
Instruments."    Derivatives  can be volatile investments and involve certain risks.  Index Plus may be unable to limit its losses by closing a position due to lack of a liquid market or similar factors. Losses may also occur if there is not a perfect correlation between the value of futures or forward contracts and the related securities. The use of futures may involve a high degree of leverage because of low margin requirements. As a result, small price movements in futures contracts may result in immediate and potentially unlimited gains or losses to Index Plus. Leverage may exaggerate losses of principal. The amount of gains or losses on investments in futures contracts depends on ALIAC's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

The use of forward exchange contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. In an attempt to limit its risk in forward exchange contracts, Index Plus limits its exposure to the amount of its assets denominated in the foreign currency being cross-hedged. Cross-hedging entails a risk of loss on both the value of the security that is the basis of the hedge and the currency contract that was used in the hedge. These risks are described in greater detail in the Statement.

VARIABLE RATE INSTRUMENTS, WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. When-issued, delayed-delivery and variable rate instruments may be subject to liquidity risks and risks of loss of principal due to market fluctuations. Liquid assets in an amount at least equal to Index Plus' commitments to purchase securities on a when-issued or delayed-delivery basis will be segregated at Index Plus' custodian. For more information about these securities, see Appendix A and the Statement.

SMALL CAPITALIZATION COMPANIES.  Index Plus may invest in small capitalization
 companies.   These companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or anticipated unfavorable developments affecting the issuer of the security or its industry.

Securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are
additional  risks  associated  with  them.    These  risks  include:  limited
marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the issuer. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

                           INVESTMENT RESTRICTIONS

In addition to the restrictions discussed under "Investment Techniques," Index Plus will not invest more than 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. The 25% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Additionally, Index Plus will not invest more than 5% of its total assets in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer. These latter restrictions apply only to 75% of Index Plus' total assets. See the Statement for additional investment restrictions.

                             SHAREHOLDER SERVICES

The Fund offers several services to its Series shareholders. These may be selected on the application or you may call 1-800-367-7732 to select these services at a later date.

These services may not be available through employer-sponsored retirement plans. For information on services that are available under employer-sponsored retirement plans, such as 401(k) plans, please refer to your enrollment materials. The specific provisions of your plan will govern the investment options and services available to you.

SHAREHOLDER  INQUIRIES.    If  you  have any questions about Index Plus or the
shareholder  services  described  below,  please  call  1-800-367-7732.

How  to
Purchase
Shares

HOW TO PURCHASE SHARES. Select Class shares may be purchased directly from the Fund, through a registered representative of a broker-dealer affiliated with the Fund, through a registered representative of an unaffiliated broker-dealer, or through an employer-sponsored retirement plan (if you are purchasing through such a plan, please refer to your enrollment materials).

HOW TO OPEN AN ACCOUNT. To open an account, please complete and submit an application with the amount to be invested as directed below under "Purchase by Mail." You may open an account with a minimum investment of $1,000 (or $500 for IRAs). Once you have opened an account in Index Plus, additional investments may be made by mail ($100 minimum), wire transfer ($500 minimum) or exchange from the same class of another Series in the Aetna Series Fund, Inc. All checks must be drawn on a bank located within the United States and payable in U.S. dollars. Minimum investments may be waived if an investment is made through exchange of the entire amount invested in another Series.
Minimums may also be waived for certain circumstances such as for persons investing through certain benefit plans, insurance settlement options or by
systematic    investments.  (Please  refer  to  "Other  Features--Systematic
Investment.")

CREDITING  OF  SHARES.   Shares for new accounts will be purchased at the net
asset value next determined as of 4:15 p.m. eastern time on any day that the New York Stock Exchange is open for business ("Business Day") so long as the completed and signed application accompanied by a check in payment for the share purchase is received by Firstar Trust Company (the transfer agent) at its Milwaukee offices prior to 4:00 p.m. Additional investments and exchanges will also be processed at the net asset value next determined as of 4:15 p.m. if the check or wire for the purchase price or the exchange request is received by 4:00 p.m. Orders received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day.
For investors purchasing shares in connection with retirement plans offered by certain institutions (Institutions) under Section 401 of the Internal Revenue Code, shares will be purchased at the next price calculated on a day the NYSE is open provided that the Institution receives the investor's request before the time specified by such Institution. Investors participating in such a plan should refer to their enrollment materials for a discussion of any specific instructions on the timing or restrictions on the purchase of shares. Please refer to "Net Asset Value" for information on how shares in Index Plus are valued.

You  can  make
a  purchase
by  mail

PURCHASE BY MAIL. To purchase shares by mail, please complete and sign the application, make a check payable to the Aetna Series Fund, Inc. and mail to the transfer agent, as follows:

       Aetna  Series  Fund,  Inc.
       c/o  Mutual  Fund  Services,  3rd  Floor
       P.O.  Box  701
       Milwaukee,  WI  53201-0701

Correspondence mailed by overnight courier should be sent to the transfer agent as follows:


       Aetna  Series  Fund,  Inc.
       c/o  Mutual  Fund  Services,  3rd  Floor
       615  E.  Michigan  Street
       Milwaukee,  WI  53202

You can make additional investments to your accounts by using the investment stubs from your confirmation statements or by sending payments to the Fund at the address listed above. Your letter should indicate your name, account numbers, the Select Class shares of Index Plus and the amount to be invested. When opening an account, your check should be made payable to Aetna Series Fund, Inc. or Firstar Trust Company. Cash, credit cards and third party checks cannot be used to open an account. Firstar will accept checks for subsequent purchases which are made payable to the account owner(s) and endorsed to the Fund.

You  can
purchase  by
wire,  electronic
funds  transfer
or  exchange

PURCHASE BY WIRE. You may also purchase additional Select Class shares of Index Plus through a wire transfer. For federal funds wire instructions, please call 1-800-367-7732. Federal funds wire purchase orders will be accepted  only  when  Index  Plus  and  custodian  bank are open for business.

PURCHASE BY ELECTRONIC FUNDS TRANSFER. Once an account has been established in Index Plus, you may purchase additional Select Class shares by using Electronic Funds Transfer ("EFT") facilities under the Systematic Investment feature. See "Other Features." EFT will allow you to transfer money between a bank account and Index Plus. You must elect EFT capability in writing on the application or subsequently by requesting the appropriate information.

PURCHASE BY EXCHANGE. You may open an account or purchase additional Select Class shares by making an exchange among Select Class shares of any of the Series of the Fund, provided shares of such Series may be legally sold in your state of residence. An exchange may be made by submitting a written request to make the exchange and specifying the name and account number of your current Series account, the name of the Series you wish to exchange into, the amount to be exchanged, and the signatures of all shareholders. Send your request to the address listed above under "Purchase by Mail."

You may also exchange your Select Class shares by calling 1-800-367-7732. Please provide the Series' names, account number, your Social Security number
or    taxpayer  identification  number,  account address and the amount to be exchanged. Requests received prior to 4:00 p.m. eastern time will be processed that Business Day.

   You  should  carefully  consider  the  following before making an exchange:

[filled  box]  Each  exchange may result in a gain or loss and is treated as a sale  and  as  a  purchase  of  shares  for  tax  purposes.

[filled  box]  An  exchange which represents an initial investment in a Series must meet the minimum investment requirements described under "Shareholder Services - How to Open an Account."

[filled  box]  The  shares  received  in  an  exchange  must  be  identically registered. A letter with signature guarantees must accompany any exchange request to transfer shares into a Series account that is not registered identically to the transferring Series account.

[filled  box]  Following  an  investment  in  a  Series,  there  is a required eight-day holding period or maximum allowed by law, if shorter, before those shares can be exchanged.


There is currently no limit on the number of exchanges. However, each Series reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than five exchanges out of a Series per calendar year. In addition, each Series reserves the right to refuse exchange purchases by any person or group if, in the Adviser's judgment, that Series would be unable to invest effectively in accordance with its investment objective as a result of such exchange. Each Series also reserves the right to revise the exchange privilege at any time.

You automatically receive telephone exchange privileges when you establish your account. If you do not want telephone exchange privileges, write to the transfer agent at the above address or call 1-800-367-7732. The Series have established reasonable procedures to confirm that instructions received are genuine. If these procedures are not followed, the Series may be liable for any losses due to unauthorized or fraudulent instructions. For your protection, all telephone exchange transactions will be recorded, and you will be asked for certain identifying information.

Your  distribution
option  can  be
changed  at  any  time  by  calling
1-800-367-7732


DISTRIBUTION OPTIONS. When completing an application, you must select one of the following options for dividends and capital gains distributions:

[filled box] Full Reinvestment - Both dividends and capital gains distributions from Index Plus will be reinvested in additional Select Class shares of Index Plus. This option will be selected automatically unless one of the  other  options  is  specified. (Please refer to "Series Distributions.")

[filled box] Or . . . Capital Gains Reinvestment - Capital gains distributions from Index Plus will be reinvested in additional Select Class shares of Index Plus and all net income from dividends will be distributed in cash.

[filled box] Or . . . All Cash - Dividends and capital gains distributions will be paid in cash.

If you select a cash distribution option, you can elect to have distributions automatically invested in Select Class shares of another Series of the Fund.

If you make no selection, income dividends and capital gains distributions with respect to Index Plus will be reinvested in additional Select Class shares of Index Plus. Distributions paid in shares will be credited to your account at the next determined net asset value per share.

If you wish to change the manner in which you receive income dividends and capital gains distributions, your notification of such change must be received by the transfer agent at least ten days before the next scheduled distribution.

HOW TO REDEEM SHARES. To redeem all or a portion of the Select Class shares in your account, a redemption request should be submitted as described below. Shares will be redeemed at the net asset value determined as of 4:15 p.m. eastern time on any Business Day so long as the redemption request and all required documentation is received by Firstar Trust Company (the transfer agent) at its Milwaukee offices prior to 4:00 p.m. Redemption requests received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, Index Plus is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of Index Plus in any 90 day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on individual nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders. See the Statement for additional information on redemptions
in    kind.

For  help  with
redemptions,  call
1-800-367-7732

REDEEM  BY  MAIL.    Shares  of Index Plus may be redeemed by sending written
instructions to the transfer agent. The instructions should identify Index Plus, the number of shares or dollar amount to be redeemed, your name and Index Plus' account number. The instructions must be signed by all person(s) required to sign for the Index Plus account, exactly as the account is registered, and accompanied by a signature guarantee(s). (See "Signature Guarantee" below.) Certain nonindividual shareholders may also be required to furnish copies of a corporate resolution, trust document or other supporting documents.

Once a redemption request is received in good order, Index Plus will normally send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect Index Plus, Index Plus may defer distribution for up to seven days or the maximum period allowed by law, if shorter. Also, Index Plus will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. Index Plus may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission.

REDEEM BY WIRE. Redemption proceeds will be transferred by wire to your designated bank account if federal funds wire instructions are provided with your redemption request accompanied by a signature guarantee as described below. A $10.00 fee will be charged for this service. A minimum redemption of $1,000 is required for wire transfers.

SIGNATURE  GUARANTEE.    A  signature  guarantee  is  verification  by certain
authorized  institutions  of  the authenticity of the signature on a document.

Index Plus will waive the signature guarantee requirement for redemption requests for amounts of $10,000 or less. However, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.

Index Plus reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

You can obtain a signature guarantee from any one of the following institutions: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. Please note that signature guarantees are not provided by notary publics.

MINIMUM  ACCOUNT  BALANCE.    To  keep your account open, you must maintain a
minimum balance of $500 in the Index Plus account. If this minimum balance is not maintained due to redemptions, Index Plus reserves the right to redeem all of your remaining shares in that account and mail the proceeds to you at the address of record. Shares will be redeemed at net asset value on the day the account is closed. Index Plus will give you 60 days notice that such redemption will occur unless you make an additional investment to increase
the  account    balance  to  the  $500  minimum.

TAX-DEFERRED  RETIREMENT  PLANS.   Index Plus can be used for investment by a
variety of tax-deferred plans. These plans let you save for retirement and allow you to defer taxes on your investment income. Some of these plans are:

[filled  box]  IRAs,  available  to  individuals  who  work and their spouses.

[filled  box]  401(k)  programs,  available  to  corporations  of all sizes to benefit  their  employees.

Information  you
will  receive

SHAREHOLDER INFORMATION. The transfer agent will maintain your account information. A confirmation statement will be sent to you after every transaction that affects your share balance or account registration.
A Form 1099 will also be sent each year by January 31. You will also be sent an annual and semiannual report of Index Plus. The transfer agent may charge you a fee for special requests such as an historical transcript of your account and copies of canceled checks.

Consolidated Statements reflecting current account values and year-to-date transactions will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a Consolidated Statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by those other shareholders be shown on one Consolidated Statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one Consolidated Statement.

                                OTHER FEATURES

A  convenient
way  to  make
regular
investments

SYSTEMATIC  INVESTMENT.    The  Systematic  Investment feature, using the EFT
capability (see "Shareholder Services--Purchase by Electronic Funds Transfer"), allows you to make automatic monthly investments in Index Plus. On the application, you may select the amount of money to be moved and the Series to be invested in. There is no minimum initial cash investment required to open your account if you elect to use the EFT feature. The minimum monthly Systematic Investment is $50 per Series account. Your application must be received at least 15 business days prior to the first EFT transaction. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your account. Also, Index Plus will hold payment of redemption proceeds until a Systematic Investment has cleared, which may take up to 12 calendar days.


For  more
information,  call
1-800-367-7732

AUTOMATIC CASH WITHDRAWAL PLAN.  The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in Index Plus. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from Index Plus to your designated bank account on a monthly basis. In order to enroll in this plan, you must have a minimum balance of $10,000 in Index Plus utilizing this feature. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

TDD  SERVICE.    Firstar  Trust  Company,  the  transfer  agent,  offers
Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-3416 and appears on shareholder account statements.

CHANGES TO SERVICE. Index Plus reserves the right to amend the shareholder services described above or to change the terms or conditions of such services at any time.

                            CROSS-SERIES INVESTING

[filled  box]  Dividend  Investing  -  You  may  elect to have dividend and/or capital gains distributions automatically invested in one other Select Class Series.

[filled  box] Systematic Exchange - You may establish an automatic exchange of
             Select Class shares from one Series to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Since this transaction is treated as an exchange, the policies related to the exchange privilege apply. Please read the "Shareholder Services--Purchase by Exchange" section carefully. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross-Series Investing may only be made in a Series that has been previously established with the Series' minimum investment. To request either or both of these features, please call 1-800-367-7732 to obtain the appropriate application.

                           MANAGEMENT OF THE SERIES

DIRECTORS. The business affairs of the Series are managed under the supervision of the Board of Directors ("Directors"). The Directors set broad policies for the Fund and each of the Series. Information about the Directors is found in the Statement.

The  Series'
Investment
Adviser

INVESTMENT  ADVISER.   ALIAC has entered into an investment advisory agreement
with the Fund on behalf of each Series which provides that ALIAC is responsible for managing the investments of each Series and for providing all necessary facilities and personnel costs to conduct such activities. ALIAC is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is registered with the Commission as an investment adviser and is responsible for managing over $22 billion in assets including those held by the Series.

ALIAC receives a monthly fee from Index Plus at an annual rate based on average daily net assets of Index Plus as follows:

Advisory
Fees

                                 Fee                          Assets
----------------------------      ------      ------------------------
Index  Plus                       0.45%        On first $250 MM
                                  0.45%        On next $250 MM
                                  0.425%       On next $250 MM
                                  0.40%        On next $250 MM
                                  0.40%        On next $1 B
                                  0.375%       Over $2 B


Sub-Adviser  to  Aetna  Series
Fund,  Inc.

SUBADVISER.    ALIAC,  the  Fund on behalf of each Series and  Aeltus  have entered into a subadvisory agreement  appointing  Aeltus  as  the  subadviser
for  each  Series  (the "Subadvisory  Agreement").    Aeltus  is  a
Connecticut  corporation with its principal  offices  located  at  242
Trumbull  Street,  Hartford, Connecticut 06103-1205.    Aeltus  is  registered
as  an  investment  adviser  with  the Commission.    Under  the  Subadvisory
Agreement, Aeltus is responsible for managing the assets of each Series in accordance with each Series' investment objective and policies, subject to the supervision of ALIAC, the Fund and the Fund's Directors. Aeltus determines what securities and other instruments are purchased and sold by the Series and handles certain related accounting and administrative functions, including determining the Series' net asset value on a daily basis and preparing and providing such reports, data and information as ALIAC or the Directors request from time to time.

ALIAC has overall responsibility for monitoring the investment program maintained by the subadviser for compliance with applicable laws and regulations, and each Series' investment objective and policies.

For its services, ALIAC has agreed to pay the Subadviser a monthly fee at an annual rate based on the average daily net assets of Index Plus as follows. This fee is not charged back to, or paid by, Index Plus; it is paid by ALIAC out of its own resources, including fees and charges it receives from or in connection with Index Plus.

          Index  Plus
          Fee                Assets
          -----------        ------
          0.35%              On first $250 MM
          0.345%             On next $250 MM
          0.3275%            On next $250 MM
          0.31%              On next $250 MM
          0.30%              On next $1 B
          0.2775%            Over $2 B

All of the investment personnel of ALIAC, including those listed in the Prospectus under Portfolio Management, assumed positions with Aeltus as of August 1, 1996 comparable to those they held with ALIAC. These individuals provide investment services to Index Plus through Aeltus.

ADMINISTRATOR.    ALIAC  acts  as  administrator  for  each  Series  and  has responsibility for all administrative and internal accounting and reporting services, oversight of relationships with third party service providers such as the transfer agent and custodian, shareholder communications and reporting for each Series. As administrator, ALIAC will oversee the calculation of net asset values and other financial reports prepared by the subadviser for the Series.

For these services, each Series pays ALIAC a monthly fee at an annual rate based on average daily net assets of the Series as follows: 0.25% on the first $250 million, 0.24% on the next $250 million, 0.23% on the next $250 million, 0.22% on the next $250 million, 0.20% on the next $1 billion and 0.18% on assets over $2 billion.



PRINCIPAL  UNDERWRITER.    ALIAC  is  the principal underwriter for the Fund.
ALIAC contracts with various broker-dealers, including one or more of its affiliates, for distribution of Select Class shares.

TRANSFER  AGENT.    Firstar  Trust  Company located at 615 E. Michigan
Street, Milwaukee, WI 53202 acts as the Series' transfer and dividend-paying agent. Firstar is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

FUND  EXPENSES.    Each  Series  bears  the  costs  of its operations. Expenses
directly   attributable to a Series are charged to that Series. Some expenses
are  allocated    proportionately  among all the Series in proportion to the net assets of each Series and some expenses are allocated equally to each Series. Fund expenses for each class of shares are included in the Fee Tables.

                             PORTFOLIO MANAGEMENT

Geoffrey A. Brod, a Vice President of Aeltus, is primarily responsible for the day-to-day management of Index Plus. Mr. Brod has over 30 years of experience in quantitative applications and has over 9 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

                           INDEX PLUS DISTRIBUTIONS

How  to
receive
dividends

[filled  box]  Index  Plus  declares  and  pays  dividends  annually.

[filled  box]  All  capital gains distributions, if any, are paid on an annual basis.

Income dividends are derived from investment income, including dividends, interest, realized short-term capital gains, and certain foreign currency gains received by Index Plus. Capital gains distributions are derived from Index Plus' realized long-term capital gains. The per share dividends and distributions of Select Class shares will be higher than the per share dividends and distributions of the Adviser Class as a result of the distribution fees and service fees applicable to the Adviser Class.

Both income dividends and capital gains distributions are paid by Index Plus on a per-share basis. As a result, at the time distributions are accrued, the net asset value per share of Index Plus will be reduced by the amount of such accrual.


                               NET ASSET VALUE

Pricing
Index  Plus

   The net asset value per share ("NAV") of Index Plus is determined as of the earlier of 15 minutes after the close of the NYSE or 4:15 p.m. eastern time on each day that the NYSE is open for trading. The NAV is computed by dividing the total value of Index Plus' securities, plus any cash or other assets (including dividends accrued but not collected) less all liabilities (including accrued expenses), by the number of shares outstanding.

Portfolio  securities  are  valued primarily on the basis of market quotations furnished by independent pricing services. All other assets, including restricted securities and other securities for which market quotations are not readily available, are valued at their fair value in such manner as may be determined, from time to time, in good faith by, or under the authority of, the Directors.

                                    TAXES

Form  1099-DIV
will  be  mailed
to  you  in  January

INTRODUCTION.    The  tax  information  described  below  is only a summary of federal income tax consequences and is based on tax laws and regulations in effect as of the date of this Prospectus. Please refer to the Statement for a more detailed discussion of federal income tax considerations. In addition to federal taxes, you may be subject to state and local taxes and you should discuss your individual tax situation with your tax adviser.

SHAREHOLDER  DISTRIBUTIONS.   The Fund intends to qualify for treatment under
Subchapter  M  of  the Internal Revenue Code of 1986, as amended (the "Code").
Therefore, Index Plus will distribute all of its net income and gains to shareholders. Such distributions will be taxable to the shareholders and not to Index Plus. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have owned your shares. Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Depending on Index Plus' investments, part or all of ordinary income dividends could be treated as:
(1) "U.S. Government Interest Dividends" which are exempt from state and local taxes in some jurisdictions or (2) "Qualifying Dividends" which for eligible corporate shareholders qualify for the corporate dividends-received deduction. Certain dividends paid by Index Plus will be Qualifying Dividends for which eligible corporate shareholders may claim a partial deduction.

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of Index Plus' assets to be invested
in    various  countries  is  not  known.

Index Plus' distributions are taxable in the year they are received, regardless of whether you take them in cash or reinvest them in additional shares. However, distributions declared in December to shareholders of record on a date in December and paid in January of the following year are taxable as if paid on December 31 of the year of declaration. Index Plus will send a statement to shareholders by January 31 indicating the tax status of distributions made during the previous year, and any foreign taxes "passed-through" to shareholders.

BUYING  A  DIVIDEND.    If  you  buy  shares  of  Index  Plus  just before the
ex-dividend date, you may be taxed on the entire amount of the dividend received.

SHARE  REDEMPTIONS.    Any  gain  or  loss realized when you redeem (sell) or
exchange shares of Index Plus will be treated as a taxable long-term or short-term capital gain or loss. Please see the Statement for information
regarding    any  limitation  on  deductibility  of  such  losses.

TAX  WITHHOLDING.    When you fill out your application, you will be asked to
certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding by the Internal Revenue Service ("IRS"). If you are subject to backup withholding, or fail to properly certify your taxpayer identification number, the IRS can require Index Plus to withhold a certain percentage of your taxable dividends, capital gains distributions and redemption proceeds.

                             GENERAL INFORMATION

ARTICLES OF INCORPORATION. The Fund was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation ("Articles") provide for the issuance of multiple series of shares each representing a portfolio of investments with different investment objectives, policies and restrictions. The Fund currently offers 12 Series, one of which is described in this Prospectus.

SHARE CLASSES. The Fund offers shares of common stock currently classified into two classes, Select Class shares and Adviser Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charge, if any, for each class;
(b) the distribution and/or service fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different classes of shares of Index Plus. The Directors continue to consider whether any such conflicts exist and, if so, will take appropriate action.

The Fund has obtained a ruling from the IRS with respect to certain Series of the Fund (not including Index Plus) to the effect that differing distributions among the classes of its shares will not result in a Series' dividends or other distributions being regarded as "preferential dividends" under the Code. Index Plus will rely on a recent revenue ruling issued by the IRS to the same effect. For additional information, see the Statement.

CAPITAL STOCK. The Articles currently authorize the issuance of 4.8 billion shares of capital stock of the Fund. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.

As of the effective date of this Prospectus, the following shares of Index Plus were owned by ALIAC and its affiliates:

                                        ALIAC
                                ----------------------
                                 Select            Adviser
                                ---------        ----------
Index  Plus                      10,000              0


ALIAC  and  its  affiliates  may  make additional investments into Index Plus.

SHAREHOLDER  MEETINGS.   The Fund is not required and does not intend to hold
annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the 1940 Act. If requested by the holders of at least 10% of Index Plus' outstanding shares, the Fund will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

VOTING RIGHTS. Shareholders of each class are entitled to one vote for each full share held and fractional votes for fractional shares of each class held on matters submitted to the shareholders of the Fund. Voting rights are not cumulative. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Series or one class of shares.

PAYMENTS TO DEALERS. From time to time, ALIAC or its affiliates may make payments (up to 0.25%, computed on an annualized basis, of average monthly account values) to other dealers and/or their agents who sell Select Class shares or who provide shareholder services to you. These payments are made from the resources of the paying entity so the price you pay for Select Class shares and the value of your investment will be unaffected.

                               PERFORMANCE DATA

From time to time advertisements and other sales materials for Index Plus may include information concerning the historical performance of Index Plus. Any such information will include the average annual total return of Index Plus calculated on a compounded basis for specified periods of time. Total return information will be calculated pursuant to rules established by the Commission. In lieu of or in addition to total return calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Morningstar, Business Week, Forbes or other industry publications.

Index Plus calculates average annual total return by determining the redemption value at the end of specified periods (assuming reinvestment of all dividends and distributions) of a $1,000 investment in Index Plus at the beginning of the period, deducting the initial $1,000 investment, annualizing the increase or decrease over the specified period and expressing the result as a percentage.

Total return figures utilized by Index Plus are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time, and accordingly, upon redemption, shares may be worth more or less than their original cost.

PRIVATE  ACCOUNT  PERFORMANCE

Index Plus is newly organized and does not yet have its own performance record. However, Index Plus has an investment objective, policies and strategies which are substantially similar to those employed by Aeltus with respect to certain Private Accounts.

Thus, the performance information derived from these Private Accounts is deemed relevant to the investor. The performance of Index Plus may vary from the Private Account composite information because Index Plus will be actively managed and its investments will vary from time to time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts are not registered under the 1940 Act and therefore are not subject to certain investment restrictions that are imposed by the 1940
Act, which, if imposed, could have adversely affected the Private Accounts' performance.

The chart below shows hypothetical performance information derived from historical composite performance of the Private Accounts included in the Index Plus Composite. The hypothetical performance figures for Index Plus represent the actual performance results of the composite of Private Accounts, managed in a comparable manner, adjusted to reflect the deduction of the fees and expenses (after fee waiver/expense reimbursement) anticipated to be paid by Index Plus. Please refer to "Fee Tables" for further information concerning Select Class fees and expenses and the fee waiver/ expense reimbursement arrangements. Absent the fee waiver/expense reimbursement by ALIAC, the performance figures shown below would be reduced.

The actual Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts.

Investors should not consider the performance data of these Private Accounts as an indication of the future performance of Index Plus.

The following tables show hypothetical performance information derived from private account historical composite performance reduced by anticipated Index Plus fees and expenses, as well as comparisons with the S&P 500, an unmanaged index generally considered to be representative of the stock market.

   HYPOTHETICAL HISTORICAL INDEX  PLUS  PERFORMANCE


                                  1  YEAR                      SINCE INCEPTION
                                  -------                      ---------------

Index  Plus  Composite*            22.05%                           15.48%
S&P  500  Stock  Index             20.39%                           15.22%

*  The  Composite  reflects  the  Aeltus  "Quantitative  Equity"  Composite.

Results shown are through the period ended September 30, 1996. The inception date is October 1, 1991 for the Index Plus Composite.



                                  APPENDIX A
                         GLOSSARY OF INVESTMENT TERMS


This glossary describes some of the securities used by Index Plus. Further information is available in the Statement:

BANKER'S ACCEPTANCE. A time draft drawn on and accepted by a bank, customarily used by corporations as a means of financing payment for traded goods. When a draft is accepted by a bank, the bank guarantees to pay the face value of the debt at maturity.

CALL OPTION. The right to buy a security, currency or stock index at a stated price, or strike price, within a fixed period. A call option will be exercised if the market price rises above the strike price; if not, the option expires worthless.

CERTIFICATES OF DEPOSIT. For large deposits not withdrawable on demand, banks issue certificates of deposit ("CDS") as evidence of ownership. CDS are usually negotiable and traded among investors such as mutual funds and banks.

COLLATERALIZED  MORTGAGE  OBLIGATIONS  (CMOS).    Mortgage-backed  bonds  that
separate mortgage pools into various classes or branches in a predetermined, specified order such as short-, medium-, and long-term portions.

COMMERCIAL  PAPER.    Unsecured  short-term  debt instruments issued by banks,
corporations  or other borrowers with a maturity ranging from two to 270 days.

CONVERTIBLE  SECURITIES.    Corporate  securities  (usually bonds or preferred
stock) that can be exchanged for a set number of shares of another security, usually common stock.

COVERED CALL OPTIONS. A call option backed by the securities underlying the option. The owner of a security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security.

EURODOLLARS. Eurodollars are U.S. dollars held in banks outside the United States, mainly in Europe but also in other countries, and are commonly used for the settlement of international transactions. There are many types of Eurodollar securities including Eurodollar CDS and bonds; these securities are not registered with the Commission. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions.

DEPOSITARY RECEIPTS. Negotiable certificates evidencing ownership of shares of a non-U.S. corporation, government, or foreign subsidiary of a U.S. corporation. A U.S. bank typically issues depositary receipts, which are backed by ordinary shares that remain on deposit with a custodian bank in the issuer's home market. A depositary receipt can either be "sponsored" by the issuing company or established without the involvement of the company, which is referred to as "unsponsored."

FORWARD CONTRACTS. A purchase or sale of a specific quantity of a government security, foreign currency, or other financial instrument at the current price, with delivery and settlement at a specified future date.

FUTURES  CONTRACTS.    An  agreement  to  buy  or  sell a specific amount of a
financial instrument at a particular price on a stipulated future date. A futures contract obligates the buyer to purchase and the seller to sell, unlike an option where one party can choose whether or not to exercise the option.

HIGH  RISK,  HIGH-YIELD  SECURITIES.    Debt  instruments that are rated BB
or below by Standard & Poor's Corporation or Ba or below by Moody's Investors Service Inc., or securities of comparable ratings by other agencies or, if unrated, considered by the investment adviser to be of comparable quality. These securities are often called "junk bonds" because of the greater possibility of default.

PREFERRED  STOCK.   Stock which has a preference over common stock, whether as to payment of dividends or to assets on liquidation. It ordinarily pays a fixed dividend.

PRIMARY  CAPITAL  RATIO.    The ratio used to evaluate the creditworthiness of
foreign banks which is based on the ratio of total assets to the common and preferred stock, loan loss reserves, minority interests and mandatory convertibles.

PUT OPTION. The right to sell a security, currency or stock index at a stated price, or strike price, within a fixed period. A put option will be exercised if the market price falls below the strike price; if not, the option expires worthless.

SWAP.    An  exchange  of  one security for another. A swap may be executed to change the maturities of a bond portfolio or the quality of the issues in a stock or bond portfolio.

U.S. GOVERNMENT SECURITIES. Securities issued by the U.S. Government and its agencies.

Direct  Obligations  of  the  U.S.  Government  are:

      TREASURY  BILLS  -  issued  with short maturities (one year or less) and
priced  at  a  discount  to  face  value.    The  income  for investors is the
difference  between  the  purchase  price  and  the  face  value.

     TREASURY  NOTES - intermediate-term securities with maturities of between
one  to  ten  years.    Income  to  investors  is  paid in semiannual interest
payments.

     TREASURY BONDS - long-term securities with maturities from ten years to up to thirty years. Income is paid to investors on a semiannual basis.

In addition, U.S. Government Agencies issue debt securities to finance activities for the U.S. Government. These agencies include among others the Federal Home Loan Bank, Federal National Mortgage Association ("FNMA" or "Fannie Mae"), Government National Mortgage Association ("GNMA" or "Ginnie
Mae"),  Export-Import  Bank  and  the  Tennessee  Valley  Authority.

Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.

VARIABLE RATE INSTRUMENTS. An instrument the terms of which provide for the adjustment of its interest rate on set dates and which can reasonably be expected to have a market value close to par value.

WARRANTS. A security, normally offered with bonds or preferred stock, that entitles the holder to buy shares of stock at a prescribed price within a named or stated period, or to perpetuity. The time period is usually longer than that of a call option.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. When-issued is a transaction that is made as of a current date, but conditioned on the actual issuance of a
security  that  is  authorized  but  not  yet  issued.    A  delayed-delivery
transaction is one where both parties agree that the security will be delivered and the transaction completed at a future date.

YANKEE  BONDS.    A  dollar  denominated  bond  issued in the United States by foreign corporations and banks. Similarly, Yankee CDS are issued in the U.S. by branches and agencies of foreign banks.



                                  APPENDIX B
                    DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S  INVESTORS  SERVICE,  INC.

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa  --  Bonds  which  are  rated  Baa  are  considered  as  medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD  &  POOR'S  CORPORATION

     AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


[Aetna  logo]  Aetna  Series  Fund,  Inc.
             151  Farmington  Avenue
             Hartford,  CT  06156-8962

             1-800-367-7732

             Investment  Adviser
             Aetna  Life  Insurance  and  Annuity  Company
             151  Farmington  Avenue
             Hartford,  CT  06156-8962

             Subadviser
             Aeltus  Investment  Management,  Inc.
             242  Trumbull  Street
             Hartford,  CT  06103-1205

             Custodian
             Mellon  Bank,  N.A.
             One  Mellon  Bank  Center
             Pittsburgh,  PA  15258

             Transfer  Agent
             Firstar  Trust  Company
             P.O.  Box  701
             Milwaukee,  WI  53201-0701

             Independent  Auditors
             KPMG  Peat  Marwick  LLP
             CityPlace  II
             Hartford,  CT  06103-4103

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of Index Plus in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.


ADVISER  CLASS

[Aetna  logo]            December 10,  1996






                    AETNA  INDEX  PLUS  FUND  PROSPECTUS


Aetna Series Fund, Inc. (the "Fund") is an open-end management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (a "Series" or collectively, the "Series") with different investment objectives, policies and restrictions. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING ONLY TO AETNA INDEX PLUS FUND ("Index Plus"). Currently, the Fund is authorized to offer two classes of shares, the Select Class and the Adviser Class.

This Prospectus sets forth concisely the information about Index Plus and the Fund that you should know before investing. Additional information about Index Plus and the Fund including a Statement of Additional
Information ("Statement") dated December 10, 1996, has been filed with the Securities and Exchange Commission ("Commission") and is incorporated by reference into this Prospectus. The Statement, which contains information pertaining to Index Plus and the Fund, is available upon request and without charge by calling 1-800-367-7732 or by writing to Aetna Series Fund, Inc., at 151 Farmington Avenue, Hartford, Connecticut 06156-8962. Additional information filed with the Commission can be obtained by contacting the Commission at its Web Site (http://www.sec.gov).

This Prospectus is for investors eligible to purchase Adviser Class shares. A separate Prospectus is available for investors eligible to purchase Select Class shares. Sales charges, expenses and performance will vary with respect to each class.

INVESTMENT  OBJECTIVE

Index Plus will attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND RETAIN IT FOR FUTURE REFERENCE.

                              TABLE OF CONTENTS

                                                                          PAGE

HIGHLIGHTS

FEE  TABLES

DESCRIPTION  OF  INDEX  PLUS

INVESTMENT  TECHNIQUES

RISK  FACTORS  AND  OTHER  CONSIDERATIONS

INVESTMENT  RESTRICTIONS

SHAREHOLDER  SERVICES

OTHER  FEATURES

CROSS-SERIES  INVESTING

FEES  AND  CHARGES

MANAGEMENT  OF  THE  SERIES

PORTFOLIO  MANAGEMENT

INDEX  PLUS  DISTRIBUTIONS

NET  ASSET  VALUE

TAXES

GENERAL  INFORMATION

PERFORMANCE  DATA

APPENDIX  A
     GLOSSARY  OF  INVESTMENT  TERMS

APPENDIX  B
     DESCRIPTION  OF  CORPORATE  BOND  RATINGS


                                  HIGHLIGHTS

WHAT IS A MUTUAL FUND AND WHAT ARE ITS ADVANTAGES? A mutual fund pools the money of a number of investors and invests in a portfolio of
securities on their behalf.   Mutual funds allow you to spread  risk
through diversification and to benefit from professional management. You have immediate access to your money simply by writing a letter.

WHAT IS OFFERED? Aetna Index Plus Fund, a diversified portfolio of the Fund under the Investment Company Act of 1940 (1940 Act), is offered through this Prospectus. See "Description of Index Plus."

WHAT ARE THE RISKS? The different types of securities purchased and investment techniques used by Index Plus involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the issuer and preferred stocks have
price risk and some interest rate and credit  risk.    The  value  of
debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. In addition, foreign securities have currency risk. For more information, see "Risk
Factors  and  Other  Considerations."

WHAT IS THE DIFFERENCE BETWEEN SELECT AND ADVISER CLASS SHARES? The Fund has two classes of shares: Adviser Class shares, which are offered primarily to the general public, and Select Class shares, which are offered principally to institutions.


Adviser Class shares are subject to a contingent deferred sales charge ("CDSC"). The maximum CDSC is 1% (see "Contingent Deferred Sales Charge" for details), declining by 0.25% each year after the date of purchase to zero, so that no charge is imposed on shares purchased over four years prior to redemption. Adviser Class shares are also subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the value of average daily net assets of Index Plus. See "Fees and Charges" for more information.

HOW CAN I PURCHASE SHARES? You may purchase Adviser Class shares by completing an application and sending it as described under "Shareholder Services." Your initial purchase must be for a minimum of $1,000 or $500 if you are purchasing shares of Index Plus for an Individual Retirement Account ("IRA"). We also offer a systematic investment program that enables investors to purchase shares on a regular basis. Please refer to "Shareholder Services" and "Other Features" for complete details.

WHEN CAN I REDEEM SHARES? Shares may be redeemed on each day that the New York Stock Exchange Inc. ("NYSE") is open for business. Adviser Class shares are redeemable at net asset value. See "Shareholder Services" for further information.

WHO IS MANAGING THE SERIES? Aetna Life Insurance and Annuity Company ("ALIAC") serves as the investment adviser for each Series and Aeltus Investment Management, Inc. ("Aeltus") serves as the subadviser. ALIAC and Aeltus (collectively, the "Adviser") are both indirect wholly-owned subsidiaries of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc.

Please  refer  to  "Management  of  the  Series"  for  further  information.

WHAT  IF  I  HAVE  FURTHER  QUESTIONS?    Shareholders  in  the  Series  enjoy
personalized service. Please call your representative for details or refer to "Shareholder Services" for additional information.

                                  FEE TABLES

The following is provided to assist you in understanding the various charges and expenses that you would bear directly or indirectly as a shareholder. For a complete description of these charges and expenses, see "Management of the Series."

                                ADVISER CLASS
                       SHAREHOLDER TRANSACTION EXPENSES

                          Deferred Sales   Sales Charge
            Sales Charge  Charge on        on Dividend   Exchange
            on Purchases  Redemptions(1)   Reinvestment  Fee
            ------------  ---------------  ------------  --------

Index Plus  None                     1.0%  None          None



(1) The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class shares. Investors may pay charges less than 1.0%, depending on the length of time the shares are held.

                                ADVISER CLASS
                     ANNUAL INDEX PLUS OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                    Other      Total Index
                                                    Expenses   Plus Operating
                                                    (after     Expenses
            Management/    Administrative   12b-1   reim-      (after expense
            Advisory Fee   Fee              Fee     bursement) reimbursement)
            (after fee
            waiver)
            ------------   --------------   ------  ---------  ---------------

Index Plus           .30%             .25%    .50%       .40%             1.45%



Adviser Class shares of Index Plus are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% of the value of average daily net assets of the Adviser Class of Index Plus. See "Fees and Charges." From time to time, ALIAC may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for Index Plus and to reimburse some or all of Index Plus' Other Expenses. Such fee waiver/expense reimbursement arrangements will increase Index Plus' total return and may be modified or terminated at any time.

Other Expenses are based on estimated amounts for the current fiscal year. The percentages shown above reflect a fee waiver/expense reimbursement arrangement. This arrangement limits the Total Index Plus Operating Expenses to the percentage shown above. Without this arrangement, Management/Advisory Fees and Total Index Plus Operating Expenses would be 0.45% and 1.60%, respectively.


                                ADVISER CLASS
                                   EXAMPLE

Using the above percentages, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:

                                          1 Year   3 Years
                                         -------  --------

Index Plus
  Redemption at end of each time period  $25      $ 51
  No Redemption                           15        46

The above expenses reflect the fee waiver/expense reimbursement arrangement in effect.

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown. This example reflects, among other things, the application of the maximum Deferred Sales Charge imposed on Adviser Class shares.

                SELECT CLASS SHAREHOLDER TRANSACTION EXPENSES

Select Class shares are not subject to Shareholder Transaction Expenses which include sales charges on purchases, deferred sales charges on redemptions, sales charges on dividend reinvestments and exchange fees.

                                 SELECT CLASS
                     ANNUAL INDEX PLUS OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                            Other      Total Index
                                            Expenses   Plus Operating
                                            (after     Expenses
            Management/    Administrative   reim-      (after expense
            Advisory Fee   Fee              bursement) reimbursement)
            (after fee
            waiver)
            -------------  ---------------  ---------  ---------------

Index Plus           .30%             .25%       .15%             .70%


From time to time, ALIAC may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for Index Plus and to reimburse some or all of Index Plus' Other Expenses. Such fee waiver/expense reimbursement arrangements will increase Index Plus' total return and may be modified or terminated at any time.


Other Expenses are based on estimated amounts for the current fiscal year. The percentages shown above reflect a fee waiver/expense reimbursement arrangement. This arrangement limits the Total Index Plus Operating Expenses to the percentage shown above. Without this arrangement, Management/Advisory Fees and Total Index Plus Operating Expenses would be 0.45% and 0.85%, respectively.


                                 SELECT CLASS
                                   EXAMPLE

Using the above percentages, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown.

            1 Year  3 Years
            ------  -------

Index Plus   $7       $22

The above expenses reflect the fee waiver/expense reimbursement arrangement in effect.

This  example  should  not  be  considered  an  indication  of  past or future
expenses.    Actual  expenses  may  be  greater  or  less  than  those  shown.

As noted above, the Fund has two classes, Select Class and Adviser Class. Because the expenses and sales charges vary between the classes, the performance of each class will vary. Registered representatives may receive different levels of compensation when selling shares of the Fund's classes. Additional information regarding the Fund's classes may be obtained by calling your representative or 1-800-367-7732.

                          DESCRIPTION OF INDEX PLUS

The Fund is a management investment company incorporated in the State of Maryland made up of multiple portfolios or series, each of which is diversified under the 1940 Act. Index Plus, a diversified portfolio, has an investment objective which is a fundamental policy and may not be changed without the vote of a majority of the holders of Index Plus' outstanding shares. There can be no assurance that Index Plus will meet its investment objective. Index Plus is subject to investment restrictions described in this Prospectus and in the Statement, some of which are fundamental policies. The investment objective and fundamental investment policies of Index Plus may be changed only by a vote of a majority of the outstanding shares (both Select and Adviser Class) of Index Plus (as defined in the 1940 Act).

A glossary describing various investment terms relating to securities that may be held by Index Plus is contained in Appendix A.

INVESTMENT OBJECTIVE. Index Plus will attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500.

INVESTMENT POLICY. Index Plus will attempt to be fully invested in common stocks. Under normal circumstances, Index Plus will invest at least 90% of its assets in common stocks represented in the S&P 500. Inclusion of a stock in the S&P 500 in no way implies an opinion by Standard & Poor's Corporation as to the stock's attractiveness as an investment. Index Plus is neither sponsored by nor affiliated with Standard & Poor's Corporation. AN INVESTMENT IN INDEX PLUS INVOLVES RISKS SIMILAR TO THOSE OF INVESTING IN COMMON STOCKS GENERALLY. As Index Plus invests primarily in common stocks, Index Plus is subject to market risk - i.e. the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Under normal circumstances, Index Plus will generally include approximately 400 stocks included in the S&P 500. Index Plus intends, under normal circumstances, to exclude common stocks which are not part of the S&P 500 and to exclude Aetna Inc. common stock.

It is a reasonable expectation that there will be a close correlation between the performance of Index Plus and that of the S&P 500 in both rising and falling markets. Index Plus expects to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of Index Plus, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500.

The weightings of stocks in the S&P 500 are based on each stock's relative total market capitalization, that is, its market price per share multiplied by the number of common shares outstanding. ALIAC will attempt to outperform the investment results of the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.

                            INVESTMENT TECHNIQUES

Index Plus may use the following investment techniques (see Appendix A for the definition of certain terms used below):

BORROWING. Index Plus may borrow money from banks, but only for temporary or emergency purposes in an amount up to 5% of the value of Index Plus' total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), at the time the borrowing is made.

Index Plus does not intend to borrow for leveraging purposes. It has the authority to do so, but only if, after the borrowing, the value of Index Plus' net assets, including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of Index Plus since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds.

SECURITIES LENDING. Index Plus may lend its portfolio securities; however, the value of the loaned securities (together with all other assets that are loaned, including those subject to repurchase agreements) may not exceed one-third of Index Plus' total assets. Index Plus will not lend portfolio
securities  to  affiliates.    Though fully collateralized, lending portfolio
securities involves certain risks, including the possibility that Index Plus may incur costs in liquidating the collateral or a loss if the collateral declines in value. In the event of a disparity between the value of the loaned security and the collateral, there is the additional risk that the borrower may fail to return the securities or provide additional collateral.

REPURCHASE AGREEMENTS. Under a repurchase agreement, Index Plus may acquire a debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by Index Plus to resell the instrument at a fixed price and time.

Index Plus may enter into repurchase agreements with domestic banks and broker-dealers. Such agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them. In that event, Index Plus may incur costs in liquidating the collateral or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of Index Plus to liquidate the collateral may be delayed or limited.

The Board of Directors has established credit standards for repurchase transactions entered into by Index Plus.

ASSET-BACKED  SECURITIES.   Index Plus may purchase securities collateralized
by    a  specified pool of assets, including, but not limited to, credit card receivables, automobile loans, home equity loans, mobile home loans, or recreational vehicle loans. These securities are subject to prepayment risk. In periods of declining interest rates, reinvestment of prepayment proceeds would be made at lower and less attractive interest rates.

ZERO COUPON AND PAY-IN-KIND BONDS. Index Plus may invest in zero coupon securities and pay-in-kind bonds. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts to their value at maturity. Some zero coupon securities call for the commencement of regular interest payments at a deferred date. Pay-in-kind bonds pay all or a portion of their interest in the form of additional debt or equity securities. Zero coupon securities and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying instruments with similar maturities; the value of zero coupon securities and pay-in-kind bonds appreciate more during periods of declining interest rates and depreciate more during periods of rising interest rates.

BANK OBLIGATIONS. Index Plus may invest in obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit) issued by domestic or foreign banks, provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS. A derivative is a financial instrument, the value of which is "derived" from the performance of an underlying asset (such as a security or index of securities). In addition to futures and options, derivatives include, but are not limited to, forward contracts, swaps, structured notes, and collateralized mortgage obligations ("CMOs").

Index Plus may engage in various strategies using derivatives including managing its exposure to changing interest rates, securities prices and currency exchange rates (collectively known as hedging strategies), or increasing its investment return. For purposes other than hedging, Index Plus will invest no more than 5% of its total assets in derivatives which at the time of purchase are considered by management to involve high risk to Index Plus. These would include inverse floaters, interest-only and principal-only securities.

Index Plus may write (sell) covered call options and purchase put options and may purchase call and write (sell) put options including options on securities, indices and futures. There is no limit on the amount of Index Plus' total assets that may be subject to call options; however, writing a put option requires the segregation of liquid assets to cover the contract. Index Plus will not write a put option if it will require more than 50% of Index
Plus' net assets to be segregated to cover the put obligation nor will it write a put option if after it is written more than 3% of Index Plus' assets would consist of put options.

As with all derivatives, the use of call options involves certain risks which are described in detail under "Risk Factors and Other Considerations" and in the Statement. In that there is no limit on the amount of Index Plus' total assets that may be subject to call options, these risks may be heightened should Index Plus choose to engage extensively in such transactions.

Investments in futures contracts and related options with respect to foreign currencies, fixed income securities and foreign stock indices may also be made by Index Plus. Although these investments are primarily made to hedge against price fluctuations, in some cases, Index Plus may buy a futures contract for the purpose of increasing its exposure in a particular asset class or market segment, which strategy may be considered speculative. This strategy is typically used to better manage portfolio transaction costs. With respect to futures contracts or related options that may be entered into for speculative purposes, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of Index Plus' net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Index Plus may invest in forward contracts on foreign currency ("forward exchange contracts"). These contracts may involve "cross-hedging," a technique in which Index Plus hedges with currencies which differ from the currency in which the underlying asset is denominated.

Index Plus may also invest in interest rate swap transactions. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also interest rate risks, because Index Plus could be obligated to pay more under its swap agreements than it receives under them as a result of interest rate changes.

U.S. GOVERNMENT DERIVATIVES. Index Plus may purchase separately traded principal and interest components of certain U.S. Government securities ("STRIPS"). In addition, Index Plus may acquire custodial receipts that represent ownership in a U.S. Government security's future interest or principal payments. These securities are known by such exotic names as TIGRS and CATS and may be issued at a discount to face value. They are generally more volatile than normal fixed income securities because interest payments are accrued rather than paid out in regular installments.

SUPRANATIONAL AGENCIES. Index Plus may invest up to 10% of its net assets in securities of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the "World Bank"), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government.

ILLIQUID  AND  RESTRICTED  SECURITIES.  Index  Plus  may  invest, under normal
circumstances,  up  to  10%  of  its    total  assets in illiquid securities.
Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the ordinary course of business without taking a materially reduced price. In addition, Index Plus may invest in securities that are subject to legal or contractual restrictions on resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933.

Because of the absence of a trading market for illiquid and certain restricted securities, it may take longer to liquidate these securities than it would unrestricted, liquid securities. Index Plus may realize less than the amount originally paid by Index Plus for the security. The Board of Directors has established a policy to monitor the liquidity of such securities.

CASH OR CASH EQUIVALENTS. The Adviser reserves the right to depart from Index Plus' investment objective temporarily by investing up to 100% of its assets in cash or cash equivalents for defense against potential market declines and to accommodate cash flows from the purchase and sale of Index Plus' shares.

OTHER INVESTMENTS. Index Plus may use other investment techniques, including "when-issued" and "delayed-delivery securities" and variable rate instruments.
 These  techniques  are  described  in  Appendix  A  and  the  Statement.

                    RISK FACTORS AND OTHER CONSIDERATIONS

GENERAL  CONSIDERATIONS.    The  different  types  of securities purchased and
investment techniques used by the Adviser involve varying amounts of risk.
For example, equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are generally more affected by changes in interest rates and provide less price stability than securities with
short term maturities (for example, one to ten   years).  Also, on each debt
security, the risk of principal and interest default is greater with higher-yielding, lower-grade securities. High risk, high-yield securities may provide a higher return but with added risk. In addition, foreign securities have currency risk. Some of the risks involved in the securities acquired by Index Plus are discussed in this section.
Additional discussion is contained above under "Investment Techniques" and in the Statement.

PORTFOLIO  TURNOVER.   Portfolio turnover refers to the frequency of portfolio
transactions  and  the percentage of portfolio assets being bought and sold in
the  aggregate  during  the  year.    Although the Adviser  does not purchase
securities    with  the  intention of profiting from short-term trading, the
Adviser  may buy and  sell securities when the Adviser believes such action is
appropriate.    It  is  anticipated that the average annual turnover rate of the Series may exceed 125%. Turnover rates in excess of 125% may result in higher transaction costs (which are borne directly by Index Plus and a possible increase in short-term capital gains (or losses). See
"Tax Status" in the Statement.

FOREIGN  SECURITIES.    Investments  in  securities  of  foreign  issuers  or
securities denominated in foreign currencies involve risks not present in domestic markets. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the
possible  seizure  or  nationalization  of  foreign    assets;  the  possible
establishment of exchange controls or other foreign laws or restrictions which might adversely affect the payment and transferability of principal, interest and dividends on securities; higher transaction costs; possible settlement delays; and less publicly available information about foreign issuers.

DEPOSITARY RECEIPTS.  Index Plus can invest in both sponsored and unsponsored
depositary  receipts.    Unsponsored depositary receipts, which are typically
traded in the over-the-counter market, may be less liquid than sponsored depositary receipts and therefore may involve more risk. In addition, there may be less information available about issuers of unsponsored depositary receipts.

Index Plus will generally acquire American Depositary Receipts ("ADRs") which are dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. All depositary receipts will be considered foreign securities for purposes of Index Plus' investment limitation concerning investment in foreign securities.
 See  Appendix  A  and  the  Statement  for  more  information.

HIGH RISK, HIGH-YIELD SECURITIES. Index Plus may invest in high risk, high-yield securities, often called "junk bonds". These securities tend to offer higher yields than investment-grade bonds because of the additional risks associated with them. These risks include: a lack of liquidity; an unpredictable secondary market; a greater likelihood of default; increased sensitivity to difficult economic and corporate developments; call provisions which may adversely affect investment returns; and loss of the entire principal and interest. Although junk bonds are high risk investments, they may be purchased if they are thought to offer good value. This may happen if, for example, the rating agencies have, in the Adviser's opinion, misclassified the bonds or overlooked the potential for the issuer's enhanced creditworthiness.

DERIVATIVES.     Index Plus may use derivative instruments as described above under  "Investment  Techniques  -  Options,  Futures  and  Other  Derivative
Instruments."    Derivatives  can be volatile investments and involve certain risks.  Index Plus may be unable to limit its losses by closing a position due to lack of a liquid market or similar factors. Losses may also occur if there is not a perfect correlation between the value of futures or forward contracts and the related securities. The use of futures may involve a high degree of leverage because of low margin requirements. As a result, small price movements in futures contracts may result in immediate and potentially unlimited gains or losses to Index Plus. Leverage may exaggerate losses of principal. The amount of gains or losses on investments in futures contracts depends on ALIAC's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

The use of forward exchange contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. In an attempt to limit its risk in forward exchange contracts, Index Plus limits its exposure to the amount of its assets denominated in the foreign currency being cross-hedged. Cross-hedging entails a risk of loss on both the value of the security that is the basis of the hedge and the currency contract that was used in the hedge. These risks are described in greater detail in the Statement.

VARIABLE RATE INSTRUMENTS, WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. When-issued, delayed-delivery and variable rate instruments may be subject to liquidity risks and risks of loss of principal due to market fluctuations. Liquid assets in an amount at least equal to Index Plus' commitments to purchase securities on a when-issued or delayed-delivery basis will be segregated at Index Plus' custodian. For more information about these securities, see Appendix A and the Statement.

SMALL CAPITALIZATION COMPANIES.  Index Plus may invest in small capitalization
 companies.   These companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or anticipated unfavorable developments affecting the issuer of the security or its industry.

Securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are
additional  risks  associated  with  them.    These  risks  include:  limited
marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the issuer. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

                           INVESTMENT RESTRICTIONS

In addition to the restrictions discussed under "Investment Techniques," Index Plus will not invest more than 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. The 25% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Additionally, Index Plus will not invest more than 5% of its total assets in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer. These latter restrictions apply only to 75% of Index Plus' total assets. See the Statement for additional investment restrictions.

                             SHAREHOLDER SERVICES

The Fund offers several services to its Series shareholders. These may be selected on the application or you may call 1-800-367-7732 to select these services at a later date.

These services may not be available through employer-sponsored retirement plans. For information on services that are available under employer-sponsored retirement plans, such as 401(k) plans, please refer to your enrollment materials. The specific provisions of your plan will govern the investment options and services available to you.

SHAREHOLDER  INQUIRIES.    If  you  have any questions about Index Plus or the
shareholder  services  described  below,  please  call  1-800-367-7732.

How  to
Purchase
Shares

HOW TO PURCHASE SHARES. Adviser Class shares may be purchased directly from the Fund, through a registered representative of a broker-dealer affiliated with the Fund, through a registered representative of an unaffiliated broker-dealer, or through an employer-sponsored retirement plan (if you are purchasing through such a plan, please refer to your enrollment materials).

HOW TO OPEN AN ACCOUNT. To open an account, please complete and submit an application with the amount to be invested as directed below under "Purchase by Mail." You may open an account with a minimum investment of $1,000 (or $500 for IRAs). Once you have opened an account in Index Plus, additional investments may be made by mail ($100 minimum), wire transfer ($500 minimum) or exchange from the same class of another Series in the Aetna Series Fund, Inc. All checks must be drawn on a bank located within the United States and payable in U.S. dollars. Minimum investments may be waived if an investment is made through exchange of the entire amount invested in another Series. Minimums may also be waived for certain circumstances such as for persons investing through certain benefit plans, insurance settlement options or by
systematic    investments.  (Please  refer  to  "Other  Features--Systematic
Investment.")

CREDITING  OF  SHARES.   Shares for new accounts will be purchased at the net
asset value next determined as of 4:15 p.m. eastern time on any day that the New York Stock Exchange is open for business ("Business Day") so long as the completed and signed application accompanied by a check in payment for the share purchase is received by Firstar Trust Company (the transfer agent) at its Milwaukee offices prior to 4:00 p.m. Additional investments and exchanges will also be processed at the net asset value next determined as of 4:15 p.m. if the check or wire for the purchase price or the exchange request is received by 4:00 p.m. Orders received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day.
For investors purchasing shares in connection with retirement plans offered by certain institutions (Institutions) under Section 401 of the Internal Revenue Code, shares will be purchased at the next price calculated on a day the NYSE is open provided that the Institution receives the investor's request before the time specified by such Institution. Investors participating in such a plan should refer to their enrollment materials for a discussion of any specific instructions on the timing or restrictions on the purchase of shares. Please refer to "Net Asset Value" for information on how shares in Index Plus are valued.

No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Adviser Class shares. See "Fees and Charges--Contingent Deferred Sales Charge" which describes the CDSC in greater detail.

You  can  make
a  purchase
by  mail

PURCHASE BY MAIL. To purchase shares by mail, please complete and sign the application, make a check payable to the Aetna Series Fund, Inc. and return both to your agent and representative.

You can make additional investments to your accounts by using the investment stubs from your confirmation statements or by sending payments to the Fund at the address listed below. Your letter should indicate your name, account numbers, the Adviser Class shares of Index Plus and the amount to be invested.

Letters  should  be  mailed  to  the  transfer  agent  as  follows:

       Aetna  Series  Fund,  Inc.
       c/o  Mutual  Fund  Services,  3rd  Floor
       P.O.  Box  701
       Milwaukee,  WI  53201-0701

Correspondence mailed by overnight courier should be sent to the transfer agent at the following address:

       Aetna  Series  Fund,  Inc.
       c/o  Mutual  Fund  Services,  3rd  Floor
       615  E.  Michigan  Street
         Milwaukee,  WI  53202

When opening an account, your check should be made payable to Aetna Series Fund, Inc. or Firstar Trust Company. Cash, credit cards and third party checks cannot be used to open an account. Firstar will accept checks for subsequent purchases which are made payable to the account owner(s) and endorsed to the Fund.

You  can
purchase  by
wire,  electronic
funds  transfer
or  exchange

PURCHASE BY WIRE. You may also purchase additional Adviser Class shares of Index Plus through a wire transfer. For federal funds wire instructions, please call 1-800-367-7732. Federal funds wire purchase orders will be accepted  only  when  Index  Plus  and  custodian  bank are open for business.

PURCHASE BY ELECTRONIC FUNDS TRANSFER. Once an account has been established in Index Plus, you may purchase additional Adviser Class shares by using Electronic Funds Transfer ("EFT") facilities under the Systematic Investment feature. See "Other Features." EFT will allow you to transfer money between a bank account and Index Plus. You must elect EFT capability in writing on the application or subsequently by requesting the appropriate information.

PURCHASE BY EXCHANGE. You may open an account or purchase additional Adviser Class shares by making an exchange among Adviser Class shares of any of the Series of the Fund, provided shares of such Series may be legally sold in your state of residence. An exchange may be made by submitting a written request to make the exchange and specifying the name and account number of your current Series account, the name of the Series you wish to exchange into, the amount to be exchanged, and the signatures of all shareholders. Send your request to the address listed above under "Purchase by Mail."

You may also exchange your Adviser Class shares by calling 1-800-367-7732. Please provide the Series' names, account number, your Social Security number
or    taxpayer  identification  number,  account address and the amount to be exchanged. Requests received prior to 4:00 p.m. eastern time will be processed that Business Day.

   You  should  carefully  consider  the  following before making an exchange:

[filled  box]  Each  exchange may result in a gain or loss and is treated as a sale  and  as  a  purchase  of  shares  for  tax  purposes.

[filled  box]  An  exchange which represents an initial investment in a Series must meet the minimum investment requirements described under "Shareholder Services - How to Open an Account."

[filled  box]  The  shares  received  in  an  exchange  must  be  identically registered. A letter with signature guarantees must accompany any exchange request to transfer shares into a Series account that is not registered identically to the transferring Series account.

[filled  box]  Following an investment in a Series, there is a required eight-
             day holding period or maximum allowed by law, if shorter, before those shares can be exchanged.

There is currently no limit on the number of exchanges. However, each Series reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than five exchanges out of a Series per calendar year. In addition, each Series reserves the right to refuse exchange purchases by any person or group if, in the Adviser's judgment, that Series would be unable to invest effectively in accordance with its investment objective as a result of such exchange. Each Series also reserves the right to revise the exchange privilege at any time.

You automatically receive telephone exchange privileges when you establish your account. If you do not want telephone exchange privileges, write to the transfer agent at the above address or call 1-800-367-7732. The Series have established reasonable procedures to confirm that instructions received are genuine. If these procedures are not followed, the Series may be liable for any losses due to unauthorized or fraudulent instructions. For your protection, all telephone exchange transactions will be recorded, and you will be asked for certain identifying information.

Your  distribution
option  can  be
changed  at  any  time  by  calling
1-800-367-7732


DISTRIBUTION OPTIONS. When completing an application, you must select one of the following options for dividends and capital gains distributions:

[filled box] Full Reinvestment - Both dividends and capital gains distributions from Index Plus will be reinvested in additional Adviser Class shares of Index Plus. This option will be selected automatically unless one of the  other  options  is  specified. (Please refer to "Series Distributions.")

[filled box] Or . . . Capital Gains Reinvestment - Capital gains distributions from Index Plus will be reinvested in additional Adviser Class shares of Index Plus and all net income from dividends will be distributed in cash.

[filled box] Or . . . All Cash - Dividends and capital gains distributions will be paid in cash.

If you select a cash distribution option, you can elect to have distributions automatically invested in Adviser Class shares of another Series of the Fund.

If you make no selection, income dividends and capital gains distributions with respect to Index Plus will be reinvested in additional Adviser Class shares of Index Plus. Distributions paid in shares will be credited to your account at the next determined net asset value per share.

If you wish to change the manner in which you receive income dividends and capital gains distributions, your notification of such change must be received by the transfer agent at least ten days before the next scheduled distribution.

HOW TO REDEEM SHARES. To redeem all or a portion of the Adviser Class shares in your account, a redemption request should be submitted as described below. Shares will be redeemed at the net asset value determined as of 4:15 p.m. eastern time on any Business Day so long as the redemption request and all required documentation is received by Firstar Trust Company (the transfer agent) at its Milwaukee offices prior to 4:00 p.m. Redemption requests received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day. Redemptions may be subject to a CDSC. See "Fees and Charges" for more information.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, Index Plus is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of Index Plus in any 90 day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on individual nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders. See the Statement for additional information on redemptions
in    kind.

For  help  with  redemptions,  call
your  agent  or  representative  or
1-800-367-7732

REDEEM  BY  MAIL.    Shares  of Index Plus may be redeemed by sending written
instructions to the transfer agent. The instructions should identify Index Plus, the number of shares or dollar amount to be redeemed, your name and Index Plus' account number. The instructions must be signed by all person(s) required to sign for Index Plus account, exactly as the account is registered, and accompanied by a signature guarantee(s). (See "Signature Guarantee" below.) Certain nonindividual shareholders may also be required to furnish copies of a corporate resolution, trust document or other supporting documents.

Once a redemption request is received in good order, Index Plus will normally send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect Index Plus, Index Plus may defer distribution for up to seven days or the maximum period allowed by law, if shorter. Also, Index Plus will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. Index Plus may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission.

REDEEM BY WIRE. Redemption proceeds will be transferred by wire to your designated bank account if federal funds wire instructions are provided with your redemption request accompanied by a signature guarantee as described below. A $10.00 fee will be charged for this service. A minimum redemption of $1,000 is required for wire transfers.

SIGNATURE GUARANTEE. A signature guarantee is verification by certain authorized institutions of the authenticity of the signature on a document. Index Plus will waive the signature guarantee requirement for redemption requests for amounts of $10,000 or less. However, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.

Index Plus reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

You can obtain a signature guarantee from any one of the following institutions: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. Please note that signature guarantees are not provided by notary publics.

MINIMUM  ACCOUNT  BALANCE.    To  keep your account open, you must maintain a
minimum balance of $500 in the Index Plus account. If this minimum balance is not maintained due to redemptions, Index Plus reserves the right to redeem all of your remaining shares in that account and mail the proceeds to you at the address of record. Shares will be redeemed at net asset value on the day the account is closed. Index Plus will give you 60 days notice that such redemption will occur unless you make an additional investment to increase
the  account    balance  to  the  $500  minimum.

 TAX-DEFERRED RETIREMENT PLANS. Index Plus can be used for investment by a variety of tax-deferred plans. These plans let you save for retirement and allow you to defer taxes on your investment income. Some of these plans are:

[filled  box]  IRAs,  available  to  individuals  who  work and their spouses.

[filled  box]  401(k)  programs,  available  to  corporations  of all sizes to benefit  their  employees.

Information  you
will  receive

SHAREHOLDER  INFORMATION.    The  transfer  agent  will  maintain your
account information. A confirmation statement will be sent to you and your agent or representative after every transaction that affects your share balance or account registration. A Form 1099 will also be sent each year by January 31. You will also be sent an annual and semiannual report of Index Plus. The transfer agent may charge you a fee for special requests such as an historical transcript of your account and copies of canceled checks.

Consolidated Statements reflecting current account values and year-to-date transactions will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a Consolidated Statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by those other shareholders be shown on one Consolidated Statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one Consolidated Statement.

                                OTHER FEATURES

A  convenient
way  to  make
regular
investments

SYSTEMATIC  INVESTMENT.    The  Systematic  Investment feature, using the EFT
capability (see "Shareholder Services--Purchase by Electronic Funds Transfer"), allows you to make automatic monthly investments in Index Plus, On the application, you may select the amount of money to be moved and the Series to be invested in. There is no minimum initial cash investment required to open your account if you elect to use the EFT feature. The minimum monthly Systematic Investment is $50 per Series account. Your application must be received at least 15 business days prior to the first EFT transaction. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your account. Also, Index Plus will hold payment of redemption proceeds until a Systematic Investment has cleared, which may take up to 12 calendar days.

For  more
information,  call
1-800-367-7732

AUTOMATIC CASH WITHDRAWAL PLAN.  The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in Index Plus. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from Index Plus to your designated bank account on a monthly basis. In order to enroll in this plan, you must have a minimum balance of $10,000 in Index Plus utilizing this feature. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

TDD  SERVICE.    Firstar  Trust  Company,  the  transfer  agent,  offers
Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-3416 and appears on shareholder account statements.

CHANGES TO SERVICE. Index Plus reserves the right to amend the shareholder services described above or to change the terms or conditions of such services at any time.

                            CROSS-SERIES INVESTING

[filled  box]  Dividend  Investing  -  You  may  elect to have dividend and/or capital  gains  distributions automatically invested in one other
             Adviser  Class  Series  account.

[filled  box] Systematic Exchange - You may establish an automatic exchange of
             Adviser Class shares from one Series account to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Since this transaction is treated as an exchange, the policies related to the exchange privilege apply. Please read the "Shareholder Services--Purchase by Exchange" section carefully. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross-Series Investing may only be made in a Series account that has been previously established with the Series' minimum investment. To request either or both of these features, please call your agent or representative or call 1-800-367-7732.

                               FEES AND CHARGES

SHAREHOLDER SERVICES FEE. Under a Shareholder Services Plan approved by the Board of Directors, ALIAC is paid a service fee at an annual rate of 0.25% of the average daily net assets of the Adviser Class shares of Index Plus. This fee is used as compensation for expenses incurred in servicing shareholder accounts.

12B-1 DISTRIBUTION FEE. The Board of Directors and the Adviser Class shareholders have approved a Distribution Plan under Rule 12b-1 of the 1940 Act. Under this plan, ALIAC is paid a 12b-1 distribution fee at an annual rate of 0.50% of the average daily net assets of the Adviser Class shares of Index Plus.

The 12b-1 distribution fee may be used to cover expenses incurred in promoting the sale of Adviser Class shares, including (i) costs of printing and distributing Index Plus' prospectus, Statement and sales literature to prospective investors; (ii) payments to registered representatives and other persons who provide support services in connection with the distribution of shares; (iii) overhead and other ALIAC distribution related expenses; and (iv) accruals for interest on the amount of the foregoing expenses that exceed 12b-1 distribution fees and the CDSC received by ALIAC.

HOW  WE  CALCULATE  THE  DEFERRED  SALES  CHARGE

CONTINGENT DEFERRED SALES CHARGE. You may buy Adviser Class shares without an initial sales charge. However, ALIAC will impose a contingent deferred sales charge (CDSC) on certain share redemptions.

There is no CDSC on redemptions of Adviser Class shares purchased through reinvestment of dividends or capital gains distributions or shares purchased more than four years prior to the redemption. Redemptions of Adviser Class shares within four years of purchase are subject to a CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed. The result is there is no sales charge on increases in the net asset value of shares above the initial purchase price.

The CDSC is calculated by multiplying the lesser of the current market value or the original cost of the shares being redeemed, by the percentage shown below based on the time invested:

Redemption During        CDSC

1st year since purchase  1.00%
2nd year since purchase   .75%
3rd year since purchase   .50%
4th year since purchase   .25%
5th year and thereafter   None



When you request a redemption of Adviser Class shares, to determine whether the CDSC is applicable, the Fund will assume that you are redeeming shares not subject to the CDSC first. In determining the number of years the shares have been held, Index Plus will aggregate all purchases of Adviser Class shares made during a month and consider them made on the first day of the month.

For example, assume that you have made purchase payments for Adviser Class shares of $2,000 annually for 2 years (total $4,000) and that the value of your investment, including appreciation and reinvested distributions, has grown to $5,200 in the third year. Since there is no CDSC on appreciation or reinvested dividends, you could redeem $1,200 without incurring a charge. For a redemption of $2,000, the first $1,200 would not be subject to a CDSC, but the remaining $800 would be subject to the CDSC and would be assumed to have come from your oldest purchase payment. Thus, a 0.50% CDSC would be imposed (for redemptions of shares in the third year since purchase), for a total charge of $4.00.

Because the CDSC is assessed on a Series-by-Series basis, shareholders who contemplate a redemption and have invested in multiple Series should consider redeeming from the Series that would produce the lowest CDSC.

WAIVERS OF CDSC. The CDSC will be waived on (a) exchanges under appropriate circumstances such as between Series; (b) redemptions of shares following the death or disability of the shareholder; (c) redemptions of shares in connection with distributions and certain eligible withdrawals from retirement plans or IRAs; (d) redemptions of shares purchased by active or retired employees of the Underwriter or affiliated companies;
(e) redemptions by shareholders with a current account balance of $1 million or more in the account from which they wish to redeem;
(f) involuntary redemptions; and (g) redemptions of shares by banks, trust companies or other financial institutions where the shares are being held in a fiduciary capacity by such entity.

                           MANAGEMENT OF THE SERIES

DIRECTORS.    The  business  affairs  of  the  Series  are  managed under the supervision of the Board of Directors ("Directors"). The Directors set broad policies for the Fund and each of the Series. Information about the Directors is found in the Statement.

The  Series'
Investment
Adviser

INVESTMENT  ADVISER.   ALIAC has entered into an investment advisory agreement
with the Fund on behalf of each Series which provides that ALIAC is responsible for managing the investments of each Series and for providing all necessary facilities and personnel costs to conduct such activities. ALIAC is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is registered with the Commission as an investment adviser and is responsible for managing over $22 billion in assets including those held by the Series.

ALIAC receives a monthly fee from Index Plus at an annual rate based on average daily net assets of Index Plus as follows:


Advisory  Fees

                                 Fee                          Assets
----------------------------     ------       ------------------------
Index  Plus                       0.45%        On first $250 MM
                                  0.45%        On next $250 MM
                                  0.425%       On next $250 MM
                                  0.40%        On next $250 MM
                                  0.40%        On next $1 B
                                  0.375%       Over $2 B


Sub-Adviser  to  Aetna  Series
Fund,  Inc.

SUBADVISER.    ALIAC,  the  Fund on behalf of each Series and  Aeltus
have entered into a subadvisory agreement  appointing  Aeltus  as  the
subadviser  for  each  Series  (the "Subadvisory  Agreement").    Aeltus  is
a  Connecticut  corporation with its principal  offices  located  at  242
Trumbull  Street,  Hartford, Connecticut 06103-1205.    Aeltus  is  registered
as  an  investment  adviser  with  the Commission.    Under  the  Subadvisory
Agreement, Aeltus is responsible for managing the assets of each Series in accordance with each Series' investment objective and policies, subject to the supervision of ALIAC, the Fund and the Fund's Directors. Aeltus determines what securities and other instruments are purchased and sold by the Series and handles certain related accounting and administrative functions, including determining the Series' net asset value on a daily basis and preparing and providing such reports, data and information as ALIAC or the Directors request from time to time.

ALIAC has overall responsibility for monitoring the investment program maintained by the subadviser for compliance with applicable laws and regulations, and each Series' investment objective and policies.

For its services, ALIAC has agreed to pay the Subadviser a monthly fee at an annual rate based on the average daily net assets of Index Plus as follows. This fee is not charged back to, or paid by, Index Plus; it is paid by ALIAC out of its own resources, including fees and charges it receives from or in connection with Index Plus.

          Index  Plus
          Fee                Assets
          -----------        ------
          0.35%              On first $250 MM
          0.345%             On next $250 MM
          0.3275%            On next $250 MM
          0.31%              On next $250 MM
          0.30%              On next $1 B
          0.2775%            Over $2 B

All of the investment personnel of ALIAC, including those listed in the Prospectus under Portfolio Management, assumed positions with Aeltus as of August 1, 1996 comparable to those they held with ALIAC. These individuals provide investment services to Index Plus through Aeltus.

ADMINISTRATOR.    ALIAC  acts  as  administrator  for  each  Series  and  has responsibility for all administrative and internal accounting and reporting services, oversight of relationships with third party service providers such as the transfer agent and custodian, shareholder communications and reporting for each Series. As administrator, ALIAC will oversee the calculation of net asset values and other financial reports prepared by the subadviser for the Series.

For these services, each Series pays ALIAC a monthly fee at an annual rate based on average daily net assets of the Series as follows: 0.25% on the first $250 million, 0.24% on the next $250 million, 0.23% on the next $250 million, 0.22% on the next $250 million, 0.20% on the next $1 billion and 0.18% on assets over $2 billion.

PRINCIPAL  UNDERWRITER.    ALIAC  is  the principal underwriter for the Fund.
ALIAC contracts with various broker-dealers, including one or more of its affiliates, for distribution of Adviser Class shares. ALIAC may also sell shares of Index Plus directly. ALIAC is paid an annual service fee and an annual 12b-1 distribution fee with respect to Adviser Class shares of Index Plus. The fees are authorized under a Shareholder Services Plan and a Distribution Plan (Plans) adopted by the Board of Directors with respect to the Adviser Class shares of Index Plus. See "Fees and Charges" for more information.

Although it is anticipated that some promotional activities will be conducted on a Fund-wide basis, payments made by Index Plus under the Distribution Plan generally will be used to finance the distribution of shares of Index Plus. Expenses incurred in connection with Fund-wide activities may be allocated pro-rata among all Series of the Fund on the basis of their relative net assets.

Payments under the Plans are not tied exclusively to the distribution and shareholder service expenses actually incurred by ALIAC, and the payments may exceed expenses actually incurred. The Fund's Board of Directors evaluates the appropriateness of the Plans and the payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by ALIAC and the amounts received under the Plans and the proceeds of the CDSC.

On a quarterly basis, the Fund's Board of Directors reviews a report on expenditures under the Plans and the purposes for which those expenditures were made. The Directors conduct an additional, more extensive review annually in determining whether the Plans will be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Fund's Directors and by a majority of the Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plans or related agreements (the "Plan Directors"). The Distribution Plan may be terminated by the Plan Directors or a majority of the outstanding shares of Index Plus. The Shareholder Services Plan may be terminated by the Directors.

TRANSFER  AGENT.    Firstar  Trust  Company located at 615 E. Michigan Street,
Milwaukee, WI 53202 acts as the Series' transfer and dividend-paying agent. Firstar is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

FUND  EXPENSES.    Each  Series  bears  the costs of its operations. Expenses
directly   attributable to a Series are charged to that Series. Some expenses
are  allocated    proportionately  among all the Series in proportion to the net assets of each Series and some expenses are allocated equally to each Series. Fund expenses for each class of shares are included in the Fee Tables.

                             PORTFOLIO MANAGEMENT

Geoffrey A. Brod, a Vice President of Aeltus, is primarily responsible for the day-to-day management of Index Plus. Mr. Brod has over 30 years of experience in quantitative applications and has over 9 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

                           INDEX PLUS DISTRIBUTIONS

How  to
receive
dividends

[filled  box]  Index  Plus  declares  and  pays  dividends  annually.

[filled  box]  All  capital gains distributions, if any, are paid on an annual basis.

Income dividends are derived from investment income, including dividends, interest, realized short-term capital gains, and certain foreign currency gains received by Index Plus. Capital gains distributions are derived from Index Plus' realized long-term capital gains. The per share dividends and distributions of Adviser Class shares will be less than the per share dividends and distributions of the Select Class as a result of the distribution fees and service fees applicable to the Adviser Class.

Both income dividends and capital gains distributions are paid by Index Plus on a per-share basis. As a result, at the time distributions are accrued, the net asset value per share of Index Plus will be reduced by the amount of such accrual.

                               NET ASSET VALUE

Pricing
Index  Plus

The net asset value per share ("NAV") of Index Plus is determined as of the earlier of 15 minutes after the close of the NYSE or 4:15 p.m. eastern time on each day that the NYSE is open for trading. The NAV is computed by dividing the total value of Index Plus' securities, plus any cash or other assets (including dividends accrued but not collected) less all liabilities (including accrued expenses), by the number of shares outstanding.

Portfolio securities are valued primarily on the basis of market quotations furnished by independent pricing services. All other assets, including restricted securities and other securities for which market quotations are not readily available, are valued at their fair value in such manner as may be determined, from time to time, in good faith by, or under the authority of, the Directors.

                                    TAXES

Form  1099-DIV
will  be  mailed
to  you  in  January

INTRODUCTION.    The  tax  information  described  below  is only a summary of federal income tax consequences and is based on tax laws and regulations in effect as of the date of this Prospectus. Please refer to the Statement for a more detailed discussion of federal income tax considerations. In addition to federal taxes, you may be subject to state and local taxes and you should discuss your individual tax situation with your tax adviser.

SHAREHOLDER  DISTRIBUTIONS.   The Fund intends to qualify for treatment under
Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Therefore, Index Plus will distribute all of its net income and gains to shareholders. Such distributions will be taxable to the shareholders and not to Index Plus. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have owned your shares. Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Depending on Index Plus' investments, part or all of ordinary income dividends could be treated as:
(1) "U.S. Government Interest Dividends" which are exempt from state and local taxes in some jurisdictions or (2) "Qualifying Dividends" which for eligible corporate shareholders qualify for the corporate dividends-received deduction. Certain dividends paid by Index Plus will be Qualifying Dividends for which eligible corporate shareholders may claim a partial deduction.

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of Index Plus' assets to be invested
in    various  countries  is  not  known.

Index Plus' distributions are taxable in the year they are received, regardless of whether you take them in cash or reinvest them in additional shares. However, distributions declared in December to shareholders of record on a date in December and paid in January of the following year are taxable as if paid on December 31 of the year of declaration. Index Plus will send a statement to shareholders by January 31 indicating the tax status of distributions made during the previous year, and any foreign taxes "passed-through" to shareholders.

BUYING  A  DIVIDEND.    If  you  buy  shares  of  Index  Plus  just before the
ex-dividend date, you may be taxed on the entire amount of the dividend received.

SHARE  REDEMPTIONS.    Any  gain  or  loss realized when you redeem (sell) or
exchange shares of Index Plus will be treated as a taxable long-term or short-term capital gain or loss. Please see the Statement for information
regarding    any  limitation  on  deductibility  of  such  losses.

TAX  WITHHOLDING.    When you fill out your application, you will be asked to
certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding by the Internal Revenue Service ("IRS"). If you are subject to backup withholding, or fail to properly certify your taxpayer identification number, the IRS can require the Series to withhold a certain percentage of your taxable dividends, capital gains distributions and redemption proceeds.

                             GENERAL INFORMATION

ARTICLES  OF  INCORPORATION.    The  Fund  was  incorporated under the laws of
Maryland on June 17, 1991. The Articles of Incorporation ("Articles") provide for the issuance of multiple series of shares each representing a portfolio of investments with different investment objectives, policies and restrictions. The Fund currently offers 12 Series, one of which is described in this Prospectus.

SHARE CLASSES. The Fund offers shares of common stock currently classified into two classes, Select Class shares and Adviser Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charge, if any, for each class;
(b) the distribution and/or service fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different classes of shares of Index Plus. The Directors continue to consider whether any such conflicts exist and, if so, will take appropriate action.

The Fund will seek a ruling from the IRS with respect to Index Plus to the effect that differing distributions among the classes of its shares will not result in Index Plus' dividends or other distributions being regarded as "preferential dividends" under the Code. For additional information, see the Statement.

CAPITAL STOCK. The Articles currently authorize the issuance of 4.8 billion shares of capital stock of the Fund. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.

As of the effective date of this Prospectus, the following shares of Index Plus were owned by ALIAC and its affiliates:

                                        ALIAC
                                ----------------------
                                 Select         Adviser
                                ---------      ----------
Index  Plus                      10,000           0

ALIAC  and  its  affiliates  may  make additional investments into Index Plus.

SHAREHOLDER  MEETINGS.   The Fund is not required and does not intend to hold
annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the 1940 Act. If requested by the holders of at least 10% of Index Plus' outstanding shares, the Fund will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

VOTING RIGHTS. Shareholders of each class are entitled to one vote for each full share held and fractional votes for fractional shares of each class held on matters submitted to the shareholders of the Fund. Voting rights are not cumulative. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Series or one class of shares.

PAYMENTS TO DEALERS. For sales of Index Plus' shares, ALIAC may pay registered representatives a sales commission of up to 4% of the amount invested for initial and subsequent sales. Registered representatives receive payments of up to 0.50% for distribution-related services and for services to shareholders (see "Fees and Charges"). From time to time, ALIAC may also award merchandise or trips with an estimated value up to $1,000 to registered representatives that sell a certain amount of fund shares or establish a certain number of new accounts or to the maximum extent allowed under applicable regulations, if less. Incentive commissions and prizes are paid by ALIAC so the price you pay for Adviser Class shares and the value of your investment will be unaffected.

                               PERFORMANCE DATA


From time to time advertisements and other sales materials for Index Plus may include information concerning the historical performance of Index Plus. Any such information will include the average annual total return of Index Plus calculated on a compounded basis for specified periods of time. Total return information will be calculated pursuant to rules established by the Commission. In lieu of or in addition to total return calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Morningstar, Business Week, Forbes or other industry publications.

Index Plus calculates average annual total return by determining the redemption value at the end of specified periods (assuming reinvestment of all dividends and distributions) of a $1,000 investment in the Series at the beginning of the period, deducting the initial $1,000 investment, annualizing the increase or decrease over the specified period and expressing the result as a percentage.

Total return figures utilized by Index Plus are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time, and accordingly, upon redemption, shares may be worth more or less than their original cost.

PRIVATE  ACCOUNT  PERFORMANCE

Index Plus is newly organized and does not yet have its own performance record. However, Index Plus has an investment objective, policies and strategies which are substantially similar to those employed by Aeltus with respect to certain Private Accounts.

Thus, the performance information derived from these Private Accounts is deemed relevant to the investor. The performance of Index Plus may vary from the Private Account composite information because Index Plus will be actively managed and its investments will vary from time to time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts are not registered under the 1940 Act and therefore are not subject to certain investment restrictions that are imposed by the 1940
Act, which, if imposed, could have adversely affected the Private Accounts' performance.

The chart below shows hypothetical performance information derived from historical composite performance of the Private Accounts included in the Index Plus Composite. The hypothetical performance figures for Index Plus represent the actual performance results of the composite of Private Accounts managed in a comparable manner, adjusted to reflect the deduction of the fees and expenses (after fee waiver/expense reimbursement) anticipated to
be  paid   by Index Plus. Please refer to "Fee Tables" for further
information concerning Adviser Class fees and expenses and the fee waiver/ expense reimbursement arrangements. Absent the fee waiver/expense reimbursement by ALIAC, the performance figures shown below would be reduced.


The actual Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts.

Investors should not consider the performance data of these Private Accounts as an indication of the future performance of Index Plus.

The following tables show hypothetical performance information derived from private account historical composite performance reduced by anticipated Index Plus fees and expenses, as well as comparisons with the S&P 500, an unmanaged index generally considered to be representative of the stock market.

   HYPOTHETICAL HISTORICAL INDEX  PLUS  PERFORMANCE


                                  1  YEAR                      SINCE INCEPTION
                                  -------                      ---------------

Index  Plus  Composite*           19.94%                           13.48%
S&P  500  Stock  Index            20.39%                           15.22%

*  The  Composite  reflects  the  Aeltus  "Quantitative  Equity"  Composite.

Results shown are through the period ended September 30, 1996. The inception date is October 1, 1991 for the Index Plus Composite.


                                  APPENDIX A
                         GLOSSARY OF INVESTMENT TERMS


This glossary describes some of the securities used by Index Plus. Further information is available in the Statement:

BANKER'S ACCEPTANCE. A time draft drawn on and accepted by a bank, customarily used by corporations as a means of financing payment for traded goods. When a draft is accepted by a bank, the bank guarantees to pay the face value of the debt at maturity.

CALL OPTION. The right to buy a security, currency or stock index at a stated price, or strike price, within a fixed period. A call option will be exercised if the market price rises above the strike price; if not, the option expires worthless.

CERTIFICATES OF DEPOSIT. For large deposits not withdrawable on demand, banks issue certificates of deposit ("CDs") as evidence of ownership. CDs are usually negotiable and traded among investors such as mutual funds and banks.

COLLATERALIZED  MORTGAGE  OBLIGATIONS  (CMOS).    Mortgage-backed  bonds  that
separate mortgage pools into various classes or branches in a predetermined, specified order such as short-, medium-, and long-term portions.

COMMERCIAL  PAPER.    Unsecured  short-term  debt instruments issued by banks,
corporations  or other borrowers with a maturity ranging from two to 270 days.

CONVERTIBLE  SECURITIES.    Corporate  securities  (usually bonds or preferred
stock) that can be exchanged for a set number of shares of another security, usually common stock.

COVERED CALL OPTIONS. A call option backed by the securities underlying the option. The owner of a security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security.

EURODOLLARS. Eurodollars are U.S. dollars held in banks outside the United States, mainly in Europe but also in other countries, and are commonly used for the settlement of international transactions. There are many types of Eurodollar securities including Eurodollar CDS and bonds; these securities are not registered with the Commission. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions.

DEPOSITARY RECEIPTS. Negotiable certificates evidencing ownership of shares of a non-U.S. corporation, government, or foreign subsidiary of a U.S. corporation. A U.S. bank typically issues depositary receipts, which are backed by ordinary shares that remain on deposit with a custodian bank in the issuer's home market. A depositary receipt can either be "sponsored" by the issuing company or established without the involvement of the company, which is referred to as "unsponsored."

FORWARD CONTRACTS. A purchase or sale of a specific quantity of a government security, foreign currency, or other financial instrument at the current price, with delivery and settlement at a specified future date.

FUTURES  CONTRACTS.    An  agreement  to  buy  or  sell a specific amount of a
financial instrument at a particular price on a stipulated future date. A futures contract obligates the buyer to purchase and the seller to sell, unlike an option where one party can choose whether or not to exercise the option.

HIGH  RISK,  HIGH-YIELD  SECURITIES.    Debt  instruments that are rated BB or
below by Standard & Poor's Corporation or Ba or below by Moody's Investors Service Inc., or securities of comparable ratings by other agencies or, if unrated, considered by the investment adviser to be of comparable quality. These securities are often called "junk bonds" because of the greater possibility of default.

PREFERRED  STOCK.   Stock which has a preference over common stock, whether as to payment of dividends or to assets on liquidation. It ordinarily pays a fixed dividend.

PRIMARY  CAPITAL  RATIO.    The ratio used to evaluate the creditworthiness of
foreign banks which is based on the ratio of total assets to the common and preferred stock, loan loss reserves, minority interests and mandatory convertibles.

PUT OPTION. The right to sell a security, currency or stock index at a stated price, or strike price, within a fixed period. A put option will be exercised if the market price falls below the strike price; if not, the option expires worthless.

SWAP.    An  exchange  of  one security for another. A swap may be executed to change the maturities of a bond portfolio or the quality of the issues in a stock or bond portfolio.

U.S. GOVERNMENT SECURITIES. Securities issued by the U.S. Government and its agencies.

Direct  Obligations  of  the  U.S.  Government  are:

      TREASURY  BILLS  -  issued  with short maturities (one year or less) and
priced  at  a  discount  to  face  value.    The  income  for investors is the
difference  between  the  purchase  price  and  the  face  value.

     TREASURY  NOTES - intermediate-term securities with maturities of between
one  to  ten  years.    Income  to  investors  is  paid in semiannual interest
payments.

     TREASURY BONDS - long-term securities with maturities from ten years to up to thirty years. Income is paid to investors on a semiannual basis.

In addition, U.S. Government Agencies issue debt securities to finance activities for the U.S. Government. These agencies include among others the Federal Home Loan Bank, Federal National Mortgage Association ("FNMA" or "Fannie Mae"), Government National Mortgage Association ("GNMA" or "Ginnie
Mae"),  Export-Import  Bank  and  the  Tennessee  Valley  Authority.

Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.

VARIABLE RATE INSTRUMENTS. An instrument the terms of which provide for the adjustment of its interest rate on set dates and which can reasonably be expected to have a market value close to par value.

WARRANTS. A security, normally offered with bonds or preferred stock, that entitles the holder to buy shares of stock at a prescribed price within a named or stated period, or to perpetuity. The time period is usually longer than that of a call option.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. When-issued is a transaction that is made as of a current date, but conditioned on the actual issuance of a
security  that  is  authorized  but  not  yet  issued.    A  delayed-delivery
transaction is one where both parties agree that the security will be delivered and the transaction completed at a future date.

YANKEE  BONDS.    A  dollar  denominated  bond  issued in the United States by foreign corporations and banks. Similarly, Yankee CDS are issued in the U.S. by branches and agencies of foreign banks.



                                  APPENDIX B
                    DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S  INVESTORS  SERVICE,  INC.

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa  --  Bonds  which  are  rated  Baa  are  considered  as  medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD  &  POOR'S  CORPORATION

     AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


[Aetna  logo]  Aetna  Series  Fund,  Inc.
             151  Farmington  Avenue
             Hartford,  CT  06156-8962

             1-800-367-7732

             Investment  Adviser
             Aetna  Life  Insurance  and  Annuity  Company
             151  Farmington  Avenue
             Hartford,  CT  06156-8962

             Subadviser
             Aeltus  Investment  Management,  Inc.
             242  Trumbull  Street
             Hartford,  CT  06103-1205

             Custodian
             Mellon  Bank,  N.A.
             One  Mellon  Bank  Center
             Pittsburgh,  PA  15258

             Transfer  Agent
             Firstar  Trust  Company
             P.O.  Box  701
             Milwaukee,  WI  53201-0701

             Independent  Auditors
             KPMG  Peat  Marwick  LLP
             CityPlace  II
             Hartford,  CT  06103-4103

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of Index Plus in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.


                           AETNA SERIES FUND, INC.
                            151 Farmington Avenue
                       Hartford, Connecticut 06156-8962

         Statement  of  Additional  Information  dated:  December 10,1996
                        For the Aetna Index Plus Fund


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for the Aetna Index Plus Fund of Aetna Series Fund, Inc. dated December 10, 1996. A free prospectus is
available  upon  request  by  writing    or  calling:

                           Aetna Series Fund, Inc.
                            151 Farmington Avenue
                       Hartford, Connecticut 06156-8962
                                1-800-367-7732

                    Read the prospectus before you invest

                              TABLE OF CONTENTS

                                                                          PAGE

GENERAL  INFORMATION  AND  HISTORY

ADDITIONAL  INVESTMENT  RESTRICTIONS  AND  POLICIES  OF  INDEX  PLUS

DESCRIPTION  OF  VARIOUS  SECURITIES  AND  INVESTMENT  TECHNIQUES
Options,  Futures  and  Other  Derivative  Instruments
Repurchase  Agreements
Variable  Rate  Demand  Instruments
Securities  Lending
Foreign  Securities
Mortgage-Related  Debt  Securities
Asset-Backed  Securities
High  Risk,  High-Yield  Securities
Zero  Coupon  and  Pay-in-Kind  Securities
Convertibles
Warrants
When-Issued  or  Delayed-Delivery  Securities
Portfolio  Turnover

DIRECTORS  AND  OFFICERS  OF  THE  FUND

CONTROL  PERSONS  AND  PRINCIPAL  HOLDERS  OF  INDEX  PLUS

THE  INVESTMENT  ADVISORY  AGREEMENT

SUBADVISORY  AGREEMENT

THE  ADMINISTRATIVE  SERVICES  AGREEMENT

LICENSE  AGREEMENT

CUSTODIAN

INDEPENDENT  AUDITORS

PRINCIPAL  UNDERWRITER

DISTRIBUTION  ARRANGEMENTS

BROKERAGE  ALLOCATION

DESCRIPTION  OF  SHARES
Voting  Rights

SALE  AND  REDEMPTION  OF  SHARES

NET  ASSET  VALUE

TAX  STATUS
Qualification  as  a  Regulated  Investment  Company
Excise  Tax  on  Regulated  Investment  Companies
Index  Plus  Distributions
Sale  or  Redemption  of  Shares
Foreign  Shareholders
Effect  of  Future  Legislation;  Local  Tax  Considerations

PERFORMANCE  INFORMATION
Average  Annual  Total  Return


                       GENERAL INFORMATION AND HISTORY

Aetna Series Fund, Inc. (Fund) is an open-end management investment company which consists of Series, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (Series). Each Series is currently authorized to offer two classes of shares. THIS STATEMENT OF ADDITIONAL INFORMATION CONTAINS INFORMATION PERTAINING ONLY TO AETNA INDEX PLUS FUND ("Index Plus").

The investment objective and general investment policies of Index Plus are described in the Prospectus.

        ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES OF INDEX PLUS

The investment objective and certain investment restrictions of Index Plus are matters of fundamental policy for purposes of the Investment Company Act of 1940 (the "1940 Act") and therefore cannot be changed, with regard to Index Plus, without the approval of a majority of the outstanding voting securities of Index Plus. This means the lesser of: (i) 67% of the shares of Index Plus present at a shareholders' meeting if the holders of more than 50% of the shares of Index Plus then outstanding are present in person or by proxy; or
(ii)  more  than  50%  of  the  outstanding  voting  securities of Index Plus.

As  a  matter  of  fundamental  policy,  Index  Plus  will  not:

     (1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of Index Plus' total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

     (2) concentrate its investments in any one industry except that Index Plus may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. This limitation will not, however, apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

     (3) make loans, except that, to the extent appropriate under its investment program, Index Plus may (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of Index Plus' total assets;

     (4)   issue any senior security (as defined in the 1940 Act), except that
(a) Index Plus may enter into commitments to purchase securities in accordance with Index Plus' investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities, (b) Index Plus may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order;
(c) Index Plus may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, Index Plus may borrow money as authorized by the 1940 Act;

     (5) purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, Index Plus may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

     (6) invest in commodity contracts, except that Index Plus may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into transactions in financial and index futures contracts and related options; may engage in transactions on a when-issued or forward commitment basis; and may enter into forward currency contracts;

     (7) borrow money, except that (a) Index Plus may enter into certain futures contracts and options related thereto; (b) Index Plus may enter into commitments to purchase securities in accordance with Index Plus' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary or emergency purposes, Index Plus may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made and (d) for purposes of leveraging, Index Plus may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of Index Plus' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of Index Plus' assets fails to meet the 300% asset coverage requirement relative only to leveraging, Index Plus will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; or

     (8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by Index Plus, Index Plus may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (the "1933 Act").

The Fund also has adopted certain other investment restrictions reflecting the current investment practices of Index Plus which may be changed by the Fund's directors and without shareholder vote. Under such restrictions, Index Plus will not:

     (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of Index Plus;

     (2) invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Index Plus will invest in securities or obligations of foreign banks only if such banks have a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

     (3) invest in companies for the purpose of exercising control or management;

     (4) purchase the securities of any other investment company, except as permitted under the 1940 Act;

     (5) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals; or

     (6) invest more than 25% of the total value of its assets in high risk high-yield securities or "junk bonds" (securities rated BB/Ba or lower by Standard & Poor's Corporation or Moody's Investors Service, Inc., or, if unrated, considered by the investment adviser to be of comparable quality).

In order to permit the sale of its shares in certain states, Index Plus has undertaken to adhere to the following investment policies, each of which may be changed without shareholder approval:

     (1) Index Plus will not invest more than 5% of the value of Index Plus' net assets in warrants, valued at the lower of cost or market. Included within that amount, but not more than 2% of the value of Index Plus' net assets, may be warrants which are not listed on the New York, American or any recognized foreign stock exchange. Warrants acquired by Index Plus in units or attached to securities may be deemed to be without value;

     (2) Index Plus will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The investment adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

     (3) Index Plus may not purchase securities of companies which together with their predecessors have a record of less than three years' continuous operations, if, as a result, more than 5% of Index Plus' net assets would then be invested in such securities.

Index Plus may make additional commitments more restrictive than the investment limitations described in the preceding paragraphs in order to sell its shares in a particular state. Should Index Plus determine that any such commitment, either those currently in effect or any future commitment, is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

Where Index Plus' investment objective or policy restricts it to a specified percentage of its total assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

         DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT TECHNIQUES

OPTIONS,  FUTURES  AND  OTHER  DERIVATIVE  INSTRUMENTS

Index Plus may use derivative instruments as described in the prospectus under "Investment Techniques." The following provides additional information about these instruments.

FUTURES CONTRACTS - Index Plus may enter into futures contracts as described in the prospectus but subject to restrictions described below under "Restrictions on the Use of Futures and Option Contracts." Index Plus may enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission
(the  "CFTC").

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument(s) or a specific stock market index for a specified price at a designated date and time. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although certain futures contracts require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that Index Plus will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If Index Plus is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract and continue to bear the risk of market improvement.

The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and equities prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most United States futures exchanges limit the amount of fluctuation permitted in interest rates futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limits establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by Index Plus may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by Index Plus with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in Index Plus' futures contracts. A margin deposit is intended to assure Index Plus' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to Index Plus. These daily payments to and from Index Plus are called variation margin. At times of extreme price volatility such as occurred during the week of October 19, 1987, intra-day variation margin payments may be required. In computing daily net asset values, Index Plus will mark-to-market the current value of its open futures contracts. Index Plus expects to earn interest income on its initial margin deposits. Furthermore, in the case of a futures contract purchase, Index Plus has deposited in a segregated account money market instruments sufficient to meet all futures contract initial margin requirements.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to Index Plus relative to the size of the margin commitment. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit before any deduction for the transaction costs, if the contract were then closed out. A 15% decrease in the value of the futures contract would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, Index Plus would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Index Plus can enter into options on futures contacts. See "Covered Call and Put Options" below. The risk involved in writing options on futures contracts or market indices is that there could be an increase in the market value of such contracts or indices. If that occurred, the option would be exercised and Index Plus would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate Index Plus' obligation might be more or less than the premium received when it originally wrote the option. Further, Index Plus might occasionally not be able to close the option because of insufficient activity in the options market.

COVERED CALL AND PUT OPTIONS - Index Plus may write (sell) covered call options and purchase put options and may purchase call and sell put options including options on securities, indices and futures as discussed in the prospectus and in this Section subject to the restrictions described below under "Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and obligates the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and obligates the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. Index Plus may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ALIAC or Aeltus (collectively, the "Adviser").

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction. To secure the writer's obligation to deliver the underlying security, a writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges. Index Plus will only write a call option on a security which it already owns and will not write call options on when-issued securities.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

Index Plus may purchase and write call options on stock indices, including the S&P 500, as well as on any individual stock, as described below. Index Plus will use these techniques primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise the index, particularly if ALIAC considers these instruments to be undervalued relative to the prices of particular securities or of the securities that comprise the index.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). Index Plus may, in particular, purchase call options on an index (or a particular security) to protect against increases in the price of securities underlying that index (or individual securities) that Index Plus intends to purchase pending its ability to invest in such securities in an orderly manner.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

To secure its obligation to pay for the underlying security, the writer of a put generally must deposit in escrow liquid assets with a value equal to or greater than the exercise price of the put option. The writer therefore foregoes the opportunity of investing the segregated assets or writing calls against those assets. Index Plus may write put options on debt securities or futures, only if such puts are covered by segregated liquid assets.

In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. Writing a put covered by segregated liquid assets equal to the exercise of the put has the same economic effect as writing a covered call option. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price; however, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

Index Plus may purchase put options when the Adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options for these purposes may be used to protect Index Plus' holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when Index Plus, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, Index Plus will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The security covering the call or put option will be segregated at Index Plus' custodian.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by Index Plus for writing call options will be recorded as a liability in the statement of assets and liabilities of Index Plus. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by Index Plus when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of Index Plus. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit Index Plus to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If Index Plus desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that Index Plus will be able to effect a closing transaction at a favorable price. If Index Plus cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. Index Plus will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. Such brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. From time to time, Index Plus may purchase an underlying security for delivery in accordance with an exercise notice of a call option assignment, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

Index Plus will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by Index Plus. Any profits from writing covered call options are considered short-term gain for federal income tax purposes and, when distributed by Index Plus, are taxable as ordinary income.

FOREIGN FUTURES CONTRACTS AND FOREIGN OPTIONS - Index Plus may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association ("NFA") nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contract or foreign options transaction occurs. Investors which trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by an variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

OPTIONS ON FOREIGN CURRENCIES - Index Plus may write and purchase calls on foreign currencies. Index Plus may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purposes of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be required are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In the event of rate fluctuations adverse to Index Plus' position, it would lose the premium it paid and transaction costs. A call written on a foreign currency by Index Plus is covered if Index Plus owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by Index Plus on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which Index Plus owns or has the right to acquire and which is denominated in the currency underlying the option. This is a "cross-hedging" strategy. In such circumstances, Index Plus collateralizes the position by maintaining in a segregated account with Index Plus' custodian cash or U.S. Government securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FORWARD EXCHANGE CONTRACTS - Index Plus may enter into forward contracts for foreign currency ("forward exchange contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. Index Plus may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a "transaction hedge"); or to lock in the value of an existing portfolio security (a "position hedge"); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of forward exchange contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Index Plus may also enter into a forward exchange contract to sell a foreign currency which differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross-hedging." The success of cross-hedging is dependent on many factors, including the ability of the Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, Index Plus may experience losses or gains on both the underlying security and the cross currency hedge.

Index Plus may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities Index Plus owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

There is no limitation as to the percentage of Index Plus' assets that may be committed to forward exchange contracts. Index Plus will not enter into a "cross-hedge," unless it is denominated in a currency or currencies that the Adviser believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

Index Plus' custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of Index Plus having a value equal to the aggregate amount of Index Plus' commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of Index Plus' commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, Index Plus may purchase a call option permitting Index Plus to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or Index Plus may purchase a put option permitting Index Plus to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for Index Plus than if it had not entered into such contracts.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for Index Plus to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency Index Plus is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency Index Plus is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing Index Plus to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring Index Plus to sell a currency, Index Plus may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which Index Plus will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.
Similarly, Index Plus may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. Index Plus would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to Index Plus of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, ALIAC must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although Index Plus values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Index Plus may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to Index Plus at one rate, while offering a lesser rate of exchange should Index Plus desire to resell that currency to the dealer.

RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS - CFTC regulations require that to prevent it from being a commodity pool Index Plus enter into all short futures positions for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash  and securities positions maintained, and accrued profits  on  such
positions.    With  respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of Index Plus' net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Index Plus' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that Index Plus derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

INTEREST RATE SWAP TRANSACTIONS - Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by Index Plus under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, Index Plus' loss will consist of the net amount of contractual interest payments that Index Plus has not yet received. The Adviser will monitor the creditworthiness of counterparties to Index Plus' interest rate swap transactions on an ongoing basis. Index Plus will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between Index Plus and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

ADDITIONAL RISK FACTORS IN USING DERIVATIVES - In addition to any risk factors which may be described elsewhere in this section, or in the prospectus under "Investment Techniques" and "Risk Factors and Other Considerations," the following sets forth certain information regarding the potential risks associated with Index Plus' transactions in derivatives.

Risk of Imperfect Correlation - Index Plus' ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for Index Plus might not be successful and Index Plus could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, Index Plus' overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. Index Plus would, however, effect transactions in such futures or options only for hedging purposes (or to close out open positions).

The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that Index Plus will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect Index Plus.

Index Plus will purchase or sell futures contracts or options for hedging purposes, only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the assets being hedged for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

Potential Lack of a Liquid Secondary Market - The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures markets are subject to initial deposit and variation margin requirements. This could require Index Plus to post additional cash or cash equivalents as the value of the position fluctuates. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While Index Plus will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by Index Plus, which could require Index Plus to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on Index Plus' ability effectively to hedge its portfolio, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements - Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's judgment concerning the general direction of interest rates is incorrect, Index Plus' overall performance may be poorer than if it had not entered into any such contract. For example, if Index Plus has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, Index Plus will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if Index Plus has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits - Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Fund does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding Index Plus.

REPURCHASE  AGREEMENTS

Index Plus may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards established by the Fund's Board of Directors. A repurchase agreement allows Index Plus to determine the yield during Index Plus' holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of Index Plus. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from Index Plus. In that event, Index Plus may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, Index Plus' ability to liquidate the collateral may be delayed or limited. Under the 1940 Act, repurchase agreements are considered loans by Index Plus. Repurchase agreements maturing in more than seven days will not exceed 15 percent of the total assets of Index Plus.

VARIABLE  RATE  DEMAND  INSTRUMENTS

Variable rate demand instruments (including floating rate instruments) held by Index Plus may have maturities of more than one year, provided: (i) Index Plus is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. Index Plus will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, Index Plus might be unable to dispose of the note and a loss would be incurred to the extent of the default. Index Plus may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by Index Plus will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities that are subject to Index Plus' policies and restrictions on illiquid securities.

SECURITIES  LENDING

Index Plus can lend securities in its portfolio subject to the following conditions: (a) the borrower will provide collateral equal to an amount of at least 100% of the then current market value of the loaned securities throughout the life of the loan; (b) loans will be made subject to the rules of the New York Stock Exchange; (c) the loan collateral will be either cash, direct obligations of the U.S. government or agencies thereof or irrevocable letters of credit; (d) cash collateral will be invested only in highly liquid short-term investments; (e) during the existence of a loan, Index Plus will continue to receive any distributions paid on the borrowed securities or amounts equivalent thereto; and (f) no more than one-third of the net assets of Index Plus will be on loan at any one time. A loan may be terminated at any time by the borrower or lender upon proper notice.

In the Adviser's opinion, lending portfolio securities to qualified broker-dealers affords Index Plus a means of increasing the yield on its portfolio. Index Plus will be entitled either to receive a fee from the borrower or to retain some or all of the income derived from its investment of cash collateral. Index Plus will continue to receive the interest or dividends paid on any securities loaned, or amounts equivalent thereto. Although voting rights will pass to the borrower of the securities, whenever a material event affecting the borrowed securities is to be voted on, the Adviser will regain or direct the vote with respect to loaned securities.

The primary risk Index Plus assumes in loaning securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but Index Plus would be an unsecured creditor as to such shortage and might not be able to recover all or any of it.

FOREIGN  SECURITIES

Investments in foreign securities, including futures and options contracts, offer potential benefits not available solely through investment in securities of domestic issuers. Foreign securities offer the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since Index Plus may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Currently, direct investment in equity securities in China and Taiwan is restricted, and investments may be made only through a limited number of approved vehicles. At present this includes investment in listed and unlisted investment companies, subject to limitations under the 1940 Act. Investment in these closed-end funds may involve the payment of additional premiums to acquire shares in the open-market and the yield of these securities will be reduced by the operating expenses of such companies. In addition, an investor should recognize that he will bear not only his proportionate share of the expenses of Index Plus, but also indirectly bear similar expenses of the underlying closed-end fund. Also, as a result of Index Plus' policy of investing in closed-end mutual funds, investors in Index Plus may receive taxable capital gains distributions to a greater extent than if he or she had invested directly in the underlying closed-end fund.

Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by Index Plus or its investors.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the United States. Typically, these securities are traded on the Luxembourg exchange in Europe; and (c) Global Depositary Receipts (GDRS), which are similar to EDRS although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of Index Plus' investment limitation concerning investment in foreign securities.

MORTGAGE-RELATED  DEBT  SECURITIES

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation
(FHLMC). GNMA is a wholly owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with Presidentially-appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through, mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to repay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by Index Plus might be converted to cash, and Index Plus could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If Index Plus buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

As noted in the Prospectus, Index Plus may also invest in collateralized mortgage obligations (CMOs). CMOs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. CMOs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer.

ASSET-BACKED  SECURITIES

Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, or credit card receivables. The payments from the collateral are passed through to the security holder. As noted above with respect to CMOs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two  varieties  of  asset-backed  securities  are  CARs  and  CARDs.  CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

Asset-backed securities may be subject to the type of prepayment risk discussed above due to the possibility that prepayments on the underlying assets will alter the cash flow. Faster prepayments will shorten the average life and slower prepayments will lengthen it.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, trade in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

HIGH  RISK,  HIGH-YIELD  SECURITIES

Index Plus may invest in high risk, high-yield securities ("junk bonds"), which are fixed income securities that offer a current yield above that generally available on higher quality debt securities. These securities are regarded as speculative and generally involve more risk of loss of principal and income than higher-rated securities. Also their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in Index Plus' net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing Index Plus' objectives, the Adviser seeks to identify situations in which the rating agencies have not fully perceived the value of the security or in which the Adviser believes that future developments will enhance the creditworthiness and the ratings of the issuer.

The yields earned on high risk, high-yield securities (junk bonds) generally are higher than those of higher quality securities with the same maturities because of the additional risks associated with them. These risks include:

     (1) SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. High risk, high-yield securities (junk bonds) are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds because the prices of high risk, high-yield securities (junk bonds) tend not to rise as much as the prices of those other bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. Holders of these securities could also be at greater risk because these securities are generally unsecured and subordinated to senior debt holders and secured creditors. If the issuer of a high risk, high-yield security (junk bonds) owned by Index Plus defaults, Index Plus may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and Index Plus' net asset value. Furthermore, in the case of high risk, high-yield securities (junk bonds) structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

     (2) PAYMENT EXPECTATIONS. High risk, high-yield securities (junk bonds), like other debt instruments, present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, Index Plus may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. Also, the value of these securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment grade bonds.

     (3) LIQUIDITY AND VALUATION RISKS. Some high risk, high-yield securities (junk bonds) may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

     (4) LIMITATIONS OF CREDIT RATINGS. The credit ratings assigned to high risk, high-yield securities (junk bonds) may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's Investors Service, Inc. and Standard & Poor's Corporation are considered, the Adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of Index Plus' investment objective may be more dependent on the Adviser's own credit analysis than might be the case for a fund which does not invest in these securities.

     (5) LEGISLATION. Legislation may have a negative impact on the market for high risk, high-yield securities (junk bonds), such as legislation requiring federally-insured savings and loan associations to divest themselves of their investments in these securities.

ZERO  COUPON  AND  PAY-IN-KIND  SECURITIES

Index Plus may invest in zero coupon securities and pay-in-kind securities. In addition, Index Plus may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. STRIPS are created by the Federal
Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. The market prices of zero coupon, STRIPS and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The  risks  associated  with  lower-rated  debt  securities  apply  to  these
securities.    Zero  coupon and pay-in-kind securities are also subject to the risk that in the event of a default, Index Plus may realize no return on its investment, because these securities do not pay cash interest.

CONVERTIBLES

A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

WARRANTS

Warrants allow the holder to subscribe for new shares in the issuing company within a specified time period, according to a predetermined formula governing the number of shares per warrant and the price to be paid for those shares. Warrants may be issued separately or in association with a new issue of bonds, preferred stock, common stock or other securities.

Covered warrants allow the holder to purchase existing shares in the issuing company, or in a company associated with the issuer, or in a company in which the issuer has or may have a share stake which covers all or part of the warrants' subscription rights.

WHEN-ISSUED  OR  DELAYED-DELIVERY  SECURITIES

During any period that Index Plus has outstanding a commitment to purchase securities on a when-issued or delayed-delivery basis, Index Plus will segregate securities consisting of cash, U.S. Government securities or other high-quality debt obligations with its custodian bank. To the extent that  the  market  value  of segregated assets falls below  the  amount  that
Index Plus will be required to pay on settlement, additional assets may be required to be segregated. Such segregated assets could affect Index Plus'
liquidity and ability to manage its  portfolio.    When  Index Plus engages
in when-issued or delayed-delivery transactions, it is effectively relying on the seller of such securities to consummate the trade; failure of the seller to do so may result in Index Plus' incurring a loss or missing an opportunity to invest segregated assets more advantageously. Index Plus will not pay for securities purchased on a when-issued or delayed-delivery basis, or start earning interest on such securities, until the securities are actually received. However, any security so purchased will be recorded as an asset of Index Plus at the time the commitment is made. Because the market value of securities purchased on a when-issued or delayed-delivery basis may increase or decrease prior to settlement as a result of changes in interest rates or other factors, such securities will be subject to changes in market value prior to settlement and a loss may be incurred if the value of the security to be purchased declines prior to settlement.

PORTFOLIO  TURNOVER

Index  Plus'  policies  on portfolio turnover are discussed in the prospectus.

                      DIRECTORS AND OFFICERS OF THE FUND

The investments and administration of the Fund are under the supervision of the Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below. Those
Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*) and hold similar positions with other investment companies in the same Fund Complex managed by the Adviser.

                          Position(s)       Principal Occupation During Past Five Years
                          Held with         (and Positions held with Affiliated Persons
Name, Address and Age     Registrant        or Principal Underwriters of the Registrant)
------------------------  ----------------  ---------------------------------------------------

Shaun P. Mathews*         Director and      Vice President/Senior Vice President, ALIAC,
151 Farmington Avenue     President         March 1991 to present and Vice President, Aetna
Hartford, Connecticut                       Life Insurance Company, 1991 to present;
Age 41                                      Director and President, Aetna Investment
                                            Services, Inc.; and Director and Senior Vice
                                            President, Aetna Insurance Company of America,
                                            March 1991 to present.

Wayne F. Baltzer          Vice President    Assistant Vice President, ALIAC, May 1991
151 Farmington Avenue                       to present; Vice President, Aetna
Hartford, Connecticut                       Investment Services, Inc., July 1993 to
Age 53                                      present.

Martin T. Conroy          Vice President    Assistant Treasurer, ALIAC, October 1991 to
151 Farmington Avenue                       present.
Hartford, Connecticut
Age 57

J. Scott Fox              Vice President    Director, Managing Director, Chief Operating
242 Trumbull Street       and Treasurer     Officer, Chief Financial Officer and Treasurer,
Hartford, Connecticut                       Aeltus Investment Management, Inc. (Aeltus),
Age 42                                      April 1994 to present; Managing Director and
                                            Treasurer, Equitable Capital Management Corp.,
                                            March 1987 to September 1993; Director and
                                            Chief Financial Officer, Aeltus Capital, Inc. and
                                            Aeltus Trust Company, Inc. Director, President
                                            and Chief Executive Officer, Aetna Investment
                                            Management,(Bermuda) Holding, Ltd.

Susan E. Bryant           Secretary         Counsel, Aetna Inc. (formerly Aetna Life
151 Farmington Avenue                       and Casualty Company), March 1993 to
Hartford, Connecticut                       present; General Counsel and Corporate
Age 49                                      Secretary, First Investors Corporation,
                                            April 1991 to March 1993.  Secretary, Aetna
                                            Investment Services, Inc. and Vice President
                                            and Senior Counsel, Aetna Financial Services,
                                            Inc.

Morton Ehrlich            Director          Chairman and Chief Executive Officer,
1000 Venetian Way                           Integrated Management Corp. (an entrepre-
Miami, Florida                              neurial company) and Universal Research
Age 62                                      Technologies, 1992 to present;
                                            Director and Chairman, Audit Committee,
                                            National Bureau of Economic Research, 1985
                                            to 1992.

Maria T. Fighetti         Director          Manager/Attorney, Health Services, New York City
325 Piermont Road                           Department of Mental Health, Mental
Closter, New Jersey                         Retardation and Alcohol Services, 1973 to
Age 53                                      present.

David L. Grove            Director          Private Investor; Economic/Financial Con-
5 The Knoll                                 sultant, December 1985 to present.
Armonk, New York
Age 78

Timothy A. Holt*          Director          Director, Senior Vice President and Chief
151 Farmington Avenue                       Financial Officer, ALIAC, February 1996 to
Hartford, Connecticut                       present; Vice President, Portfolio Management/
Age 43                                      Investment Group, Aetna Inc. (formerly Aetna
                                            Life and Casualty Company), June 1991 to
                                            February 1996.  Director and Vice President,
                                            Aetna Retirement Holdings Services, Inc.

Daniel P. Kearney*        Director          Director, President and Chief Executive Officer,
151 Farmington Avenue                       ALIAC, December 1993 to present; Executive Vice
Hartford, Connecticut                       President, Aetna Inc. (formerly Aetna Life and
Age 57                                      Casualty Company), December 1993 to present;
                                            Group Executive, Aetna Inc. (formerly Aetna
                                            Life and Casualty Company), 1991 to 1993;
                                            Director, Aetna Investment Services, Inc.,
                                            November 1994 to present; Director, Aetna
                                            Insurance Company of America, May 1994 to
                                            present.

Sidney Koch               Director          Financial Adviser, self-employed, January 1993
455 East 86th Street                        to present; Senior Adviser, Daiwa Securities
New York, New York                          America, Inc., January 1992 to January 1993;
Age 61                                      Executive Vice President, Member of Executive
                                            Committee, Daiwa Securities America, Inc.,
                                            January 1986 to January 1992.

Corine T. Norgaard        Director, Chair   Dean of the Barney School of Business,
556 Wormwood Hill         Audit Committee   University of Hartford, (West Hartford, CT),
Mansfield Center,         and Contract      August 1996 to present; Professor, Accounting
Connecticut               Committee         and Dean of the School of Management,
Age 59                                      Binghamton University (Binghamton, NY),
                                            August 1993 to August 1996; Professor,
                                            Accounting, University of Connecticut, (Storrs,
                                            Connecticut), September 1969 to June 1993;
                                            Director, The Advest Group (holding company for
                                            brokerage firm) through September 1996.

Richard G. Scheide        Director          Trust and Private Banking Consultant,
11 Lily Street                              David Ross Palmer Consultants, July 1991 to
Nantucket, Massachusetts                    present.
Age 67

   *  Interested  persons  as  defined  in  the  1940  Act.


During the year ended October 31, 1995, members of the Board of Directors who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from Index Plus. Members of the Board of Directors who are not affiliated as employees of Aetna or its subsidiaries received an annual retainer of $5,000 for service on the Board, and a fee of $200 per Series for each meeting of such Board (equal to an aggregate annual fee of $10,400). They also received a fee of $1,000 per Audit Committee meeting, and $2,500 per Contract Committee meeting.

As of October 31, 1995, the unaffiliated members of the Board of Directors received compensation in the amounts included in the following table. None of these Directors were entitled to receive pension or retirement benefits.

                                                   Total Compensation from
                          Aggregate Compensation   Registrant and Fund
Name of Person, Position  from Registrant          Complex* Paid to Directors
------------------------  -----------------------  ---------------------------

Corine Norgaard           $                18,550  $                    49,500
Director and Chairman,
Audit and Contract
Committees

Sidney Koch               $                16,800  $                    45,500
Director and Member,
Audit and Contract
Committees

Maria T. Fighetti         $                15,800  $                    44,500
Director and Member,
Audit and Contract
Committees

Morton Ehrlich            $                15,800  $                    44,500
Director and Member,
Audit and Contract
Committees

Richard G. Scheide        $                16,725  $                    45,000
Director and Member,
Audit and Contract
Committees

David L. Grove            $              16,725**  $                  45,000**
Director and Member,
Audit and Contract
Committees

   * Fund Complex presently consists of: Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Get Fund (Series B and Series C), Aetna Generation Portfolios, Inc. and Aetna Variable Portfolios, Inc.

 **  Mr.  Grove  elected  to  defer  all  such  compensation.



             CONTROL PERSONS AND PRINCIPAL HOLDERS OF INDEX PLUS

As of the close of business on December 3, 1996, ALIAC owned 10,000 shares of the Select Class of Index Plus and was the sole shareholder of that class.
As of that same date, the Adviser Class of Index Plus had no shareholders.



                      THE INVESTMENT ADVISORY AGREEMENT

The Fund, on behalf of Index Plus has entered into an investment advisory agreement ("Advisory Agreement") appointing ALIAC as the investment adviser of Index Plus. The Advisory Agreement was adopted by the Board of Directors in September, 1996 and approved by the shareholders on December 4, 1996. The Advisory Agreement is effective through December 31, 1997. The Advisory Agreement will remain in effect thereafter if approved at least annually by a majority of the Directors, including a majority of the Directors who are not "interested persons" of the Fund as defined by the 1940 Act (Independent Directors), at a meeting, called for that purpose,and held in person. The Advisory Agreement may be terminated without penalty at any time by the Directors or by a majority vote of the outstanding voting securities of Index Plus. It may be terminated on sixty days' written notice by ALIAC.
The Advisory Agreement terminates automatically in the event of assignment. Under the Advisory Agreement and subject to the supervision of the Directors of the Fund, ALIAC has responsibility for supervising all aspects of the operations of Index Plus including the selection, purchase and sale of securities on behalf of Index Plus, the calculation of net asset values and the preparation of financial and other reports as requested by the Directors. Under the Advisory Agreement, ALIAC is given the right to delegate any or all of its obligations to a subadviser.

The Advisory Agreement provides that ALIAC is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or Directors of the Fund and Index Plus is responsible for payment of all other of its costs.

For its services, ALIAC receives the following annual investment advisory fees expressed as a percentage of the average daily net assets of Index
Plus:


                   Index  Plus
                   Fee                Assets
                   -----------        -------
Index  Plus              0.45%        On first $250 MM
                         0.45%        On next $250 MM
                         0.425%       On next $250 MM
                         0.40%        On next $250 MM
                         0.40%        On next $1 B
                         0.375%       Over $2 B

ALIAC has agreed to reimburse Index Plus for any expenses (including management fees, but excluding taxes, interest, brokerage commissions and certain extraordinary expenses) which may be incurred in any one year in excess of the allowable expense limitations of the state in which shares of Index Plus are registered for sale having the most stringent expense reimbursement provisions. As of the date of this Statement, the most stringent limitation rate applicable to Index Plus is 2 1/2% of the first $30 million of Index Plus' average net assets, 2% of the next $70 million of Index Plus' average net assets, and 1 1/2% of the remaining average net assets of the Series for any fiscal year. See "Fee Tables" in the Prospectus.

Unless terminated earlier, the Advisory Agreement remains in effect from year-to-year if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons," cast in person at a meeting called for that purpose. The Advisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of Index Plus, or (iii) ALIAC.

                            SUBADVISORY AGREEMENT

ALIAC and the Fund, on behalf of Index Plus, have entered into a subadvisory agreement ("Subadvisory Agreement") with Aeltus Investment Management, Inc. ("Aeltus") effective September 25, 1996. This Subadvisory Agreement was adopted by the Board of Directors in September, 1996 and approved by the shareholders on December 4, 1996. This Subadvisory Agreement will be effective through December 31, 1997. The Subadvisory Agreement will remain in effect thereafter if approved at least annually by a majority of the Directors, including a majority of the Independent Directors of the Fund, at a meeting called for that purpose, and held in person. The Subadvisory Agreement may be terminated without penalty at any time by the Directors or by a majority of the outstanding voting securities of Index Plus or it may be terminated on sixty days' written notice by ALIAC, the Fund or the Subadviser. The Subadvisory Agreement terminates automatically in the event of its assignment.

Under the Subadvisory Agreement, Aeltus is responsible for managing the assets of Index Plus in accordance with its investment objective and policies, subject to the supervision of ALIAC, the Fund and the Directors, and for preparing and providing accounting and financial information as requested by ALIAC and the Directors. The Subadviser pays the salaries, employment benefits and other related costs of its personnel.

For its services, ALIAC has agreed to pay the Subadviser a monthly fee at an annual rate based on the average daily net assets of Index Plus as follows. This fee is not charged to the Fund but is paid by ALIAC out of its investment advisory fees.

          Index  Plus
          Fee                Assets
          -----------        ------
          0.35%              On first $250 MM
          0.345%             On next $250 MM
          0.3275%            On next $250 MM
          0.31%              On next $250 MM
          0.30%              On next $1 B
          0.2775%            Over $2 B



ALIAC, as the investment adviser, retains overall responsibility for monitoring the investment program maintained by Aeltus for compliance with applicable laws and regulations and Index Plus' investment objective and policies.

                    THE ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement described below, ALIAC acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The services provided by ALIAC include: (1) internal accounting services; (2) regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) preparing federal, state and local income tax returns;
(6) overseeing the determination and publication of net asset values; (7) certain shareholder communications; (8) supervision of the custodians and transfer agent; and (9) reporting to the Directors.

For its services, each Series pays ALIAC a monthly fee at an annual rate based on average daily net assets as described in the Prospectus.

Unless terminated earlier, the Administrative Services Agreement remains in effect from year-to-year if approved annually by a majority of the Directors, including a majority of the Independent Directors. The Administrative Services Agreement may be terminated by either party on sixty days' written notice.

                              LICENSE AGREEMENT

The Fund uses the service mark of Index Plus and the name "Aetna" with the permission of Aetna Inc. granted under a License Agreement. The continued use is subject to the right of Aetna Inc. to withdraw this permission in the event ALIAC or another subsidiary or affiliated corporation of Aetna Inc. should not be the investment adviser of Index Plus.

                                  CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania, 15258 serves as custodian for the assets of the Series. The custodian does not participate in determining the investment policies of the Series or in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                             INDEPENDENT AUDITORS

    KPMG Peat Marwick LLP, CityPlace II, Hartford, CT 06103 serves as independent auditors to the Fund. KPMG Peat Marwick LLP provides audit services, assistance and consultation in connection with Commission filings.


                               PRINCIPAL UNDERWRITER

Shares of each Series are offered on a continuous basis. ALIAC has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Underwriting Agreement between it and the Fund. The Agreement was reapproved in December, 1995 to continue through December, 1996. ALIAC is registered as a broker-dealer with the Commission and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Series' shares, and by a vote of a majority of the Independent Directors appearing in person at a meeting called for the purpose of approving such agreement. This agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or ALIAC or by vote of holders of a majority of each Series' shares without the
payment   of  any  penalty.



                          DISTRIBUTION ARRANGEMENTS

Shares of the Fund are distributed on a best efforts basis by ALIAC as Underwriter which contracts with various broker-dealers, including one or more affiliates. On December 13, 1995, ALIAC entered into an agreement (Dealer Agreement) with Aetna Investment Services Inc., an affiliate of ALIAC, to distribute shares of the Fund. To compensate ALIAC  for the services it provides Adviser Class shareholders, ALIAC is paid an annual service fee with respect to Adviser Class shares at the rate of 0.25% of the average daily net assets of the class pursuant to a Shareholder Services Plan. ALIAC is also paid an annual distribution fee with respect to Adviser Class shares at the rate of 0.50% of average daily net assets attributable to those shares under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act to cover expenses primarily intended to result in the sale of Adviser Class shares. It may reallow all or a portion of these fees to
broker-dealers  entering  into    selling  agreements  with  it including its
affiliates.

The Shareholder Services Plan and the Distribution Plan (Plans) continue from year-to-year, provided such continuance is approved annually by vote of the Directors, including a majority of the Independent Directors.The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ALIAC without shareholder approval. All amendments to the Plans must be approved by the Directors in the manner described above. The Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plans, ALIAC will provide the Directors periodic reports of amounts expended under the Plans and the purpose for which such expenditures were made.

                             BROKERAGE ALLOCATION

Subject to the supervision of the Directors, the Adviser has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is the Adviser's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase  and  sale  recommendations  regarding  securities  and  industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades in a Series' securities and advice as to the valuation of securities, the providing of equipment used to communicate research information, and specialized consultations with Series personnel with respect to computerized systems and data furnished to the Series as a component of other research services. The Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. The Adviser's policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers who provide additional services to the Adviser. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of ALIAC and its affiliates. Investment research received for the commission of those other accounts may be useful to one or more of the Series and such other accounts.

Consistent with federal law, the Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Series. The Series will not effect any brokerage transactions in portfolio securities with the Adviser or any affiliate of the Series or the Adviser except in accordance with applicable Commission rules. All transactions will comply with Rule 17e-1 of the 1940 Act.

Certain executive officers of ALIAC also have supervisory responsibility with respect to the securities portfolio of ALIAC's own general account. Further, ALIAC also acts as investment adviser to other investment companies registered under the 1940 Act. The Directors and the Adviser have adopted policies designed to prevent disadvantaging the Series in placing orders for the purchase and sale of securities.


A Series and another advisory client of the Adviser, or the Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Series and the other portfolios,the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Orders for different clients received at approximately the same time may be bunched for purposes of placing trades, as authorized by regulatory directives. Prices are averaged for those transactions.

The Directors have adopted a policy allowing trades to be made between registered investment companies provided they meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Series may buy a security from or sell another security to another registered investment company advised by the Adviser.

The Directors have also adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, a Series. The Code of Ethics allows trades to be made in securities that may be held by a Series, however, it prohibits a person from taking advantage of Series trades or from acting on inside information.



                            DESCRIPTION OF SHARES

The Fund's Articles of Incorporation, as amended (Articles), permit the Directors to direct the issuance of full and fractional shares of one or more Series, each of which represents a proportionate interest in that Series equal to each other share in that Series. The Directors have the power to divide or combine the shares of a particular series into a greater or lesser number of shares without thereby changing the proportional beneficial interest in the Series. The Directors also have the power to subdivide each Series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the Series equal to each other share in that Series. The Fund is currently authorized to issue shares in twelve Series with each Series issuing common stock classified into two classes, Adviser Class shares and Select Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charges, if any, for each class; (b) the distribution and/or service fees borne by each class;
(c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class. Each share of a Series has the same rights to share in dividends declared by a Series.



The Fund has obtained a ruling from the Internal Revenue Service (IRS) with respect to certain Series of the Fund (not including Index Plus) to the effect that differing distributions among the classes of its shares will not result in a Series' dividends or other distributions being regarded as "preferential dividends" under the Internal Revenue Code of 1986, as amended. Generally, a preferential dividend is a dividend which a Series cannot treat as having been distributed for purposes of determining (i) whether the Series qualifies as a regulated investment company (RIC) for federal income tax purposes and (ii) the Series' tax calculations. In order to qualify as a RIC, a Series must satisfy certain requirements, including an income distribution requirement. If a Series so qualifies, it generally will not be subject to federal tax on income timely distributed to shareholders. Index Plus will rely on a recent revenue ruling issued by the IRS to the same effect.

   Upon liquidation of any Series, shareholders of shares representing an interest in that Series are entitled to share pro rata in the net assets of the Series available for distribution to shareholders. Series shares are fully paid and nonassessable when issued.

Nothing in the Articles protects a Director against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Shares have no preemptive or conversion rights and are nonassessable.

VOTING  RIGHTS

Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Series or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

The Articles may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Directors and consented to by a majority of the shareholders. The Directors may also amend the Articles without the vote or consent of shareholders, if they deem it necessary to conform the Articles to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, but the Directors shall not be liable for failing to do so.

                        SALE AND REDEMPTION OF SHARES

Adviser and Select Class shares are sold and redeemed at the net asset value of each Series next determined after receipt of a purchase or redemption order in acceptable form by Firstar Trust Company, the transfer agent for the Series as described under "Shareholder Services" in the Prospectus. Occasionally orders may be submitted through a broker. It is the broker's responsibility to promptly remit orders to the transfer agent and shares will be purchased as described in the Prospectus. No sales charge or redemption charge is imposed on Select Class shares. No initial sales charge is imposed at the time of purchase on Adviser Class shares; however, a contingent deferred sales charge is imposed on certain redemptions of Adviser Class shares. The value of shares redeemed may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. Any written request to redeem shares must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange as described under "Shareholder
Services" in the Prospectus. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

The right to redeem a Series' shares may be suspended or payment therefor postponed for any period during which (a) trading on the New York Stock Exchange (Exchange) is restricted as determined by the Securities and Exchange Commission (Commission) or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Series of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Series to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Series.

An open account is automatically set up and maintained for each shareholder to facilitate the voluntary accumulation of each Series' shares. The open account system makes unnecessary the issuance and delivery of stock certificates, thereby relieving shareholders of the responsibility of safekeeping. Through the open account system, each shareholder is informed of his or her holdings after any transaction affecting the number of shares he or she owns. Share certificates will not be issued.

There is a $1,000 minimum initial investment for a Series with a minimum of $500 for Individual Retirement Accounts. All minimum dollar amount requirements may be waived for employees and retirees of, and persons associated with, Aetna Inc. or for persons electing the Systematic Investment feature.

Checks sent to shareholders who have requested dividends and/or capital gains distributions to be paid in cash and which are subsequently returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the Series and credited to the shareholder's account at the then current net asset value. Further, subsequent dividends and distributions will be automatically reinvested in the Series and credited to the shareholder's account.

A Series reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of shares by making payment, in whole or in part, in securities chosen by that Series and valued in the same way as they would be valued for purposes of computing that Series' net asset value. If payment is made in securities, a shareholder may incur transactions costs in converting these securities into cash. The Series has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Series is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Series.

                               NET ASSET VALUE

Securities of the Series are generally valued by independent pricing services. Equity securities of each Series which are traded on a registered securities exchange are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the mean of the last bid and asked price if current market quotations are not readily available. Short-term debt securities which have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Short-term debt securities maturing in sixty days or less at the date of purchase will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker who is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

                                  TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting Index Plus and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of Index Plus or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION  AS  A  REGULATED  INVESTMENT  COMPANY

Index Plus has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). As a regulated investment company, Index Plus generally is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (Distribution Requirement), and satisfies certain other requirements of the Code that are described below. Distributions made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (Income Requirement); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (Short-Short Gain Test). For purposes of these calculations, gross income includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, Index Plus may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent Index Plus from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by Index Plus at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

In general, gain or loss recognized by Index Plus on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time Index Plus held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless elected otherwise), will generally be treated as ordinary income or loss.

In general, for purposes of determining whether capital gain or loss recognized by Index Plus on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held as part of a "straddle" (which term generally excludes a situation where the asset is stock and Index Plus grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and Index Plus grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, Index Plus may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by Index Plus on the lapse of, or any gain or loss recognized by Index Plus from a closing transaction with respect to, an option written by Index Plus will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by Index Plus will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, Index Plus may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

Transactions that may be engaged in by Index Plus (such as regulated futures contracts, certain foreign currency contracts, and options on stock as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Index Plus, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments that are not Section 1256 contracts. The IRS has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code
Section  1256.

Index Plus may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies (PFICs) for federal income tax purposes. If Index Plus invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (QEF) in which event Index Plus will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether Index Plus receives distributions of any such ordinary earning or capital gain from the PFIC. If Index Plus does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized upon sale or other disposition of its interest in the PFIC or any excess distribution received from the PFIC will be allocated ratably over Index Plus' holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in Index Plus' gross income for such year as ordinary income (and the distribution of such portion to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Index
Plus level), (3) Index Plus shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and
(4) the distribution to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by Index Plus thereon) will again be taxable to the shareholders as an ordinary income dividend.

Under proposed Treasury regulations Index Plus may be eligible to elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over Index Plus' adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by Index Plus as ordinary income, such gain will not be subject to the Short-Short Gain Test, and Index Plus' holding period with respect to such PFIC stock commences on the first day of the next taxable year. If Index Plus makes such election in the first taxable year it holds PFIC stock, Index Plus will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, Index Plus must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of Index Plus' taxable year, at least 50% of the value of Index Plus' assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which Index Plus has not invested more than 5% of the value of Index Plus' total assets in securities of such issuer and as to which Index Plus does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which Index Plus controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, certain obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.

If for any taxable year Index Plus does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of Index Plus' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE  TAX  ON  REGULATED  INVESTMENT  COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses from Section 988 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Index Plus intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that Index Plus may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

INDEX  PLUS  DISTRIBUTIONS

Index Plus anticipates distributing substantially all of its investment company taxable income for each taxable year. Depending on Index Plus' investments, distributions may be treated as a net capital gain dividend, an ordinary income dividend, a U. S. Government interest dividend, a qualifying dividend, or an exempt interest dividend. Dividends paid on Select Class and Adviser Class shares are calculated at the same time and in the same manner. In general, dividends on Adviser Class shares are expected to be lower than those on Select Class shares due to the higher distribution expenses borne by the Adviser Class shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

Index Plus may either retain or distribute to shareholders its net capital gain for each taxable year. Index Plus currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by Index Plus prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon Index Plus' disposition of domestic "small business" stock will be subject to tax.

Conversely, if Index Plus elects to retain its net capital gain, Index Plus will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If Index Plus elects to retain its net capital gain, it is expected that Index Plus also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by Index Plus on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Ordinary income dividends paid by Index Plus with respect to a taxable year may qualify for the dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by Index Plus from domestic corporations for the taxable year and if the shareholder meets eligibility requirements in the Code. Certain dividends paid by Index Plus will qualify for the dividends-received deduction. A dividend received by Index Plus will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that Index Plus has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c)(3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which Index Plus has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to such (or substantially identical) stock; (2) to the extent that Index Plus is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of Index Plus or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction.




Alternative minimum tax (AMT) is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income (AMTI) over an exemption amount. In addition, under the Superfund Amendments and the Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for that tax and the AMT net operating loss deduction) over $2 million. The corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI for these purposes. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Series into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.


Investment income that may be received by Index Plus from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle Index Plus to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of Index Plus' assets to be invested in various countries is not known. If more than 50% of the value of Index Plus' total assets at the close of its taxable year consist of the stock or securities of foreign corporations, Index Plus may elect to "pass through" to Index Plus shareholders the amount of foreign taxes paid by Index Plus. If Index Plus so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by Index Plus, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

Distributions by Index Plus that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by Index Plus will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of Index Plus (or of another Series). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of Index Plus, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by Index Plus into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by Index Plus) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Index Plus will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE  OR  REDEMPTION  OF  SHARES

A shareholder will recognize gain or loss on the sale or redemption of shares of Index Plus in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares (even if the gain is attributable to a dividend that would otherwise be received tax-free by the shareholder). All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of Index Plus within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held, or deemed under the Code to be held, for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

FOREIGN  SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (foreign shareholder), depends on whether the income from Index Plus is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from Index Plus is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from Index Plus' election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of Index Plus, capital gain dividends and exempt-interest dividends and amounts retained by Index Plus that are designated as undistributed capital gains.

If the income from Index Plus is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of Index Plus will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, Index Plus may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in Index Plus, including the applicability of foreign taxes.

EFFECT  OF  FUTURE  LEGISLATION;  LOCAL  TAX  CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting their investment.

                           PERFORMANCE INFORMATION

Performance information for each class of shares of Index Plus including the total return of Index Plus, may appear in reports or promotional literature to current or prospective shareholders.

AVERAGE  ANNUAL  TOTAL  RETURN

Quotations of average annual total return for Index Plus will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in Index Plus over a period of one, five and ten years (or, if less, up to the life of Index Plus), calculated pursuant to the formula:

                               (n)
                     P(1  +  T)    =   ERV

Where:    P  =  a  hypothetical  initial  payment  of  $1,000
          T = an average annual total return n = the number of years
        ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof)

Performance information for Index Plus may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index (S&P
500), Dow Jones Industrial Average (DJIA), Russell 2000 or other indices that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of investment companies tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance of other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in Index Plus.

Index Plus may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of Index Plus with other measures of investment return. For example: Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

From time to time sales materials and advertisements may include discussions which compare the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of Index Plus. In addition, the value of a college education may be expressed in sales and advertising materials as a comparison of salaries between college graduates and non-college graduates.

                                  FINANCIAL STATEMENTS

The financial statements, notes and reports of the Independent Auditors for the fiscal year ended October 31, 1995, for all Series of the Fund except Aetna Index Plus Fund appear in the Fund's Annual Report for the fiscal year ended October 31, 1995, which is incorporated by reference into this Statement of Additional Information. The Statement of Assets and
Liabilities, notes to the Statement of Assets and Liabilities and report of the Independent Auditors as of December 4, 1996, for Aetna Index Plus Fund are included herein. The unaudited financial statements and notes thereto for the six-month period ended April 30, 1996, for all Series of the Fund except Aetna Index Plus Fund appear in the Fund's Semi-Annual Report for the six-month period ended April 30, 1996, which is incorporated by reference into this Statement of Additional Information.

                         Independent Auditors' Report


The Board of Directors and Shareholder
Aetna Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Index Plus Fund, a portfolio of Aetna Series Fund, Inc. ("the Fund"), as of December 4, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We  conducted  our  audit  in  accordance  with  generally  accepted  auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash held as of December 4, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Index Plus Fund of Aetna Series Fund, Inc. as of December 4, 1996 in conformity with generally accepted accounting principles.


                                     /s/ KPMG PEAT MARWICK LLP
                                         KPMG Peat Marwick LLP

Hartford, Connecticut
December 4, 1996







                           AETNA SERIES FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 4, 1996

                                                                Index Plus Fund
                                                                ----------------
Assets:
   Cash in bank                                                 $        100,000
                                                                ----------------

Net assets applicable to outstanding shares                     $        100,000
                                                                ----------------

Net assets represented by:
   Common stock-authorized 4,800,000,000 shares $.001
   par value; issued and outstanding 10,000 shares.             $             10
   Additional paid in capital                                             99,990
                                                                ----------------

Total-representing net assets applicable to outstanding shares  $        100,000
                                                                ----------------

Net asset value per share of outstanding shares                 $          10.00
                                                                ----------------



See accompanying notes to statement of assets and liabilities




                           AETNA SERIES FUND, INC.
                 NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 4, 1996

(1) ORGANIZATION

Aetna Series Fund, Inc. (the "Company") is an open-end management Investment company incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation provide for the issuance of multiple series of shares, each representing a diversified portfolio of investments (collectively, the "Portfolios") with different investment objectives, policies and restrictions.

The Company is currently offering eleven Portfolios. This statement of assets and liabilities and accompanying notes relate to only one portfolio, Index Plus Fund (the "Fund").

Index Plus Fund seeks to outperform the total return performance of common stocks represented by the Standard & Poor's 500 Composite Stock Price Index, a broad-based stock market Index.

(2) FEDERAL TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute taxable income to the shareholder of the Fund in amounts that will avoid or minimize federal income or excise taxes for the Fund.

(3) FEES AND EXPENSES

On September 25, 1996, the Company's Board of Directors (the "Directors") voted to approve an Investment Advisory Agreement (the "Management Agreement") between the Company and ALIAC. Under the terms of the Management Agreement, ALIAC has responsibility for supervising all aspects of the operations of the Fund subject to the supervision of the Directors. ALIAC has agreed to ensure that assets of the Fund are invested in accordance with the investment objectives and policies. For its services, ALIAC receives a fee, payable monthly, based on a percentage (currently 0.45%) of the Fund's average daily net assets.

On September 25, 1996, the Directors approved a subadvisory agreement (the "Subadvisory Agreement") among the Company, ALIAC, and an affiliate of ALIAC,
Aeltus  Investment  Management, Inc.  ("Aeltus").   Under  the  terms  of  the
Subadvisory Agreement Aeltus will supervise the investment and reinvestment of cash and securities and provide certain related administrative services to the Fund in exchange for fees, payable by ALIAC, of up to 0.35% of the Fund's average daily net assets.

Also on September 25, 1996, the Directors approved an administrative services agreement (the "Agreement") between the Company and ALIAC. Under the terms of the Agreement, ALIAC provides all administrative services necessary for the Company's operations and is responsible for the supervision of the Company's other service providers. For these services, ALIAC receives an annual fee, paid monthly, based on a percentage of the Fund's average daily net assets as follows:

      0.25% on the first $250 million
      0.24% on the next $250 million
      0.23% on the next $250 million
      0.22% on the next $250 million
      0.20% on the next $billion
      0.18% thereafter.







                                     PART C

                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a)  Financial Statements:

          Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, File No. 33-41694, as filed electronically with the Securities and Exchange Commission on February 29, 1996 (with respect to all Series except Aetna Index Plus Fund) and by reference to the Fund's Semi-Annual Report dated April 30, 1996, File No. 33-41694, as filed electronically with the Securities and Exchange Commission on July 3, 1996, (with respect to all Series except Aetna Index Plus Fund). The Statement of Assets and Liabilities, notes to the Statement of Assets and Liabilities and report of the Independent Auditors as of December 4, 1996 for Aetna Index Plus Fund are included in Part B hereof.



     (b)  Exhibits:

          (1)(a) Articles of Incorporation (June 17, 1991), including Articles Supplementary (September 21, 1993, October 22, 1993, September 16, 1994)(1)
          (1)(b) Articles of Amendment/Supplementary (September 16, 1996, October 10, 1996, October 10, 1996)*
          (2)          By-laws (as amended September 13, 1994)(1)
          (3)          Not applicable
          (4) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation)(1)
          (5)(a)       Investment Advisory Agreement between the Registrant and
                       ALIAC
          (5)(c)       Subadvisory Agreement between the Registrant, ALIAC and
                       Aeltus
          (6)(a)       Underwriting Agreement between the Registrant and
                       ALIAC(1)
          (6)(b) Dealer Agreement for Registrant between ALIAC and Aetna Investment Services, Inc. (February 8, 1994)(1)
          (7)          Not applicable
          (8)(a)(1)    Custodian Agreement - Mellon Bank, N.A.(1)
          (8)(a)(2)    Amendments to Custodian Agreement - Mellon Bank, N.A.(1)
          (8)(a)(4) Custodian Agreement - Brown Brothers Harriman & Company (International Growth Portfolio)(2)
          (8)(a)(5) Amendment to Custodian Agreement - Mellon Bank, N.A. (Aetna Index Plus Fund)
          (9)(a)       Administrative Services Agreement between the
                       Registrant and ALIAC
          (9)(b)       License Agreement(1)
          (10)(a)      Opinion of Counsel(2)
          (11)         Consent of Independent Auditors
          (12)(a) Financial Statements, notes and reports of the Independent Auditors for the fiscal year ended October 31, 1995, for all Series of the Fund except Aetna Index Plus Fund, are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, File No. 33-41694, as filed electronically with the Securities and Exchange Commission on February 29, 1996.
               (b) Unaudited Financial Statements and notes thereto for the six-month period ended April 30, 1996, for all Series of the Fund except Index Plus Fund, are incorporated herein by reference to the Fund's Semi-Annual Report dated
                       April 30, 1996, File No. 33-41694, as filed electronically with the Securities and Exchange Commission on July 3, 1996.
          (13)         Not applicable
          (14)         Not applicable
          (15)(a)      Distribution Plan(1)
          (15)(b)      Form of Shareholder Services Plan(1)
          (16)(a)      Schedule for Computation of Performance Data(3)
          (16)(b) Schedule for Computation of Performance Data (Aetna Index Plus Fund)
          (17)         Not Applicable
          (18)         Not Applicable
          (19)         Powers of Attorney(4)

*To be filed by amendment.

1. Incorporated herein by reference to the Registration Statement on Form N-1A, File No. 33-85620, as filed electronically with the Securities and Exchange Commission on June 28, 1995.

2. Incorporated herein by reference to the Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on September 20, 1996.

3. Incorporated herein by reference to the Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on February 29, 1996.

4. Incorporated herein by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on September 9, 1996.

Item 25.      Persons Controlled by or Under Common Control

Registrant is a Maryland corporation for which separate financial statements are filed.

A diagram of all persons directly or indirectly under common control with the Registrant and a list indicating the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically with the Securities and Exchange Commission on August 2, 1996.

Item 26.      Number of Holders of Securities


         (1)  Title of Class                                      (2)  Number of Record Holders

                                                                    Select Class                   Adviser Class
Money Market                                                               6,230                           6,060
Government                                                                    91                              77
Bond                                                                       1,042                             136
Aetna Fund                                                                 2,155                             615
Growth and Income                                                          1,782                           1,321
Growth                                                                       548                           1,290
Small Company Growth                                                         422                           1,044
International Growth                                                       1,083                             661
Ascent                                                                         4                               0
Crossroads                                                                     4                               0
Legacy                                                                         4                               0


Item 27.        Indemnification

Article 9, Section (d) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit 24(b)(1) to Registration Statement on Form N-1A (File No. 33-85620), as filed electronically on June 28, 1995, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires October, 1997.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 28.        Business and Other Connections of Investment Adviser

The Investment Adviser, Aetna Life Insurance and Annuity Company, is an insurance company that issues variable and fixed annuities, variable and universal life insurance policies and acts as depositor for separate accounts holding assets for variable contracts and policies. The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

Name                            Positions and Offices                Other Principal Position(s) Held
                                with Investment Adviser              Since Oct. 31, 1994/Addresses*/**
------------------------------- ------------------------------------ ------------------------------------------------

Daniel P. Kearney               Director, President and, Executive   President (since December 1995) -- Aetna
                                Officer                              Retirement Services, Inc.; President (since
                                                                     December 1993) -- Aetna Life Insurance and
                                                                     Annuity Company; Executive Vice President
                                                                     (since December 1993) within the Aetna
                                                                     organization; Director, (since 1992) MBIA,
                                                                     Inc.

Christopher J. Burns            Director and Senior Vice             Director:  Aetna Financial Services, Inc. (since
                                President                            January 1996) and Aetna Investment Services,
                                                                     Inc. (since July 1992); and President, Chief
                                                                     Operations Officer (since November 1996) --
                                                                     Aetna Investment Services, Inc.

Laura R. Estes                  Director and Senior Vice             Senior Vice President, (March 1991 - Present)
                                President                            -- Aetna Life Insurance and Annuity Company.

Timothy A. Holt                 Director, Senior Vice President      Senior Vice President and Chief Financial
                                and Chief Financial Officer          Officer, (since February 1996) -- Aetna Life
                                                                     Insurance and Annuity Company; Vice
                                                                     President (August 1991 - February 1996)
                                                                     within the Aetna organization.

Gail P. Johnson                 Director and Vice President          Vice President (December 1992 - Present) --
                                                                     Aetna Life Insurance and Annuity Company.

John Y. Kim                     Director and Senior Vice             President (since December 1995) -- Aeltus
                                President                            Investment Management, Inc.; Chief
                                                                     Investment Officer (since May 1994) within
                                                                     the Aetna organization.

Shaun P. Mathews                Director and Vice President          Vice President (since February 1996), Senior
                                                                     Vice President (March 1991 - Present) --
                                                                     Aetna Life Insurance and Annuity Company;
                                                                     Director:  Aetna Investment Services, Inc.
                                                                     (since July 1993) and Aetna Insurance
                                                                     Company of America (since February 1993).

Glen Salow                      Director and Vice President          Vice President (1992 - 1995) -- Aetna Life
                                                                     Insurance and Annuity Company.

Creed R. Terry                  Director and Vice President          Vice President (since February 1996), Market
                                                                     Strategist (August 1995 - February 1996) --
                                                                     Aetna Life Insurance and Annuity Company;
                                                                     President, (1991 - 1995) Chemical Technology
                                                                     Corporation (a subsidiary of Chemical Bank).

Kirk P. Wickman                 Vice President, General Counsel      Vice President and Counsel within the Aetna
                                and Secretary                        Organization September 1992 - Present

Deborah Koltenuk                Vice President and Treasurer,        Vice President, Investment Planning and
                                Corporate Controller                 Financial Reporting April 1996 to July 1996 --
                                                                     Aetna Life Insurance Company; Vice
                                                                     President, Investment Planning and Financial
                                                                     Reporting October 1994 to April 1996 within
                                                                     the Aetna organization; Assistant Vice
                                                                     President, Finance and Administration June
                                                                     1994 to October 1994 within the Aetna
                                                                     organization.

Frederick D. Kelsven            Vice President and Chief             Director of Compliance (January 1985 to
                                Compliance Officer                   September 1996) -- Nationwide Life Insurance
                                                                     Company

     *   The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
     **  Certain officers and directors of the investment adviser currently hold (or have held during the past two years)
         other positions with affiliates of the Registrant which are not deemed to be principal positions.

     For information regarding Aeltus Investment Management, Inc. ("Aeltus"), the subadviser for each Series of the Fund, reference is hereby made to "Management of the Series" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Aeltus, reference is made to the current Form ADV of Aeltus filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file number of which is 801-9046.

Item 29.      Principal Underwriters

          a) In addition to serving as the principal underwriter and investment adviser for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Variable Encore Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Variable Portfolios, Inc. and Aetna GET Fund. Additionally, ALIAC is also the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B, C and G (separate accounts of ALIAC registered as unit investment trusts). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust).

          (b)  The following  are the  directors  and principal  officers of the
               Underwriter:

Name and Principal                   Positions and Offices                            Positions and Offices
Business Address*                    with Principal Underwriter                       with Registrant
-----------------------              -----------------------------------------        ----------------------------------
Daniel P. Kearney                    Director and President                           Director

Timothy A. Holt                      Director, Senior Vice President and Chief        Director
                                     Financial Officer

Christopher J. Burns                 Director and Senior Vice President

Laura R. Estes                       Director and Senior Vice President

Gail P. Johnson                      Director and Vice President

John Y. Kim                          Director and Senior Vice President

Shaun P. Mathews                     Director and Vice President                      Director and President

Glen Salow                           Director and Vice President

Creed R. Terry                       Director and Vice President

Kirk P. Wickman                      Vice President, General Counsel and
                                     Secretary

Deborah Koltenuk                     Vice President and Treasurer,
                                     Corporate Controller

Frederick D. Kelsven                 Vice President and Chief Compliance
                                     Officer

          * The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

         (c)      Not applicable.


Item 30.      Location of Accounts and Records

As required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder, the Registrant and its investment adviser, ALIAC, maintain physical possession of each account, book or other documents, at its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

Shareholder records are maintained by the transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53261.


Item 31.        Management Services

                Not applicable.


Item 32.        Undertakings

The Registrant undertakes that if requested by the holders of at least 10% of a Fund's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

The  Registrant   undertakes  to  file  a   Post-Effective   Amendment  to  this
Registration Statement, using financial statements of Aetna Index Plus Fund which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 16 to Registration Statement on Form N-1A, as filed electronically on December 10, 1996.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Aetna Series Fund, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A (File No. 33-41694) and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 6th day of December, 1996.


                                      AETNA SERIES FUND, INC.
                                         Registrant

                                      By: Shaun P. Mathews*
                                          ---------------------------------
                                          Shaun P. Mathews
                                          President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons on December 6, 1996 in the capacities indicated.


Signature                                     Title

Shaun P. Mathews*                             President and Director
------------------------------------------
Shaun P. Mathews                              (Principal Executive Officer)

Morton Ehrlich*                               Director
------------------------------------------
Morton Ehrlich

Maria T. Fighetti*                            Director
------------------------------------------
Maria T. Fighetti

David L. Grove*                               Director
------------------------------------------
David L. Grove

Daniel P. Kearney*                            Director
------------------------------------------
Daniel P. Kearney

Timothy A. Holt*                              Director
------------------------------------------
Timothy A. Holt

Sidney Koch*                                  Director
------------------------------------------
Sidney Koch

Corine T. Norgaard*                           Director
------------------------------------------
Corine T. Norgaard


Richard G. Scheide*                           Director
------------------------------------------
Richard G. Scheide

J. Scott Fox*                                 Vice President and Treasurer
------------------------------------------
J. Scott Fox                                  (Principal Financial and
                                              Accounting Officer)



By: /S/SUSAN E. BRYANT
    ------------------------------------------
    *Susan E. Bryant
     Attorney-in-Fact


                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX

Exhibit No.               Exhibit                                                                Page

99-b(1)(a)                Articles of Incorporation (June 17, 1991), including
                          Articles Supplementary (September 21, 1993, October
                          22, 1993, September 16, 1994)*

99-b(1)(b)                Articles of Amendment/Supplementary (September 16,
                          1996, October 10, 1996, October 10, 1996)**

99-b(2)                   By-laws (as amended September 13, 1994)*

99-b(4) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation)*

99-b(5)(a)                Investment Advisory Agreement between the Registrant
                          and ALIAC                                                                       ----------------

99-b(5)(c)                Subadvisory Agreement between the Registrant, ALIAC and Aeltus
                                                                                                          ----------------
99-b(6)(a)                Underwriting Agreement between the Registrant and
                          ALIAC*

99-b(6)(b)                Dealer Agreement for registrant between ALIAC and
                          Aetna Investment Services, Inc. (February 8, 1994)*

99-b(8)(a)(1)             Custodian Agreement - Mellon Bank, N.A.*

99-b(8)(a)(2)             Amendments to Custodian Agreement - Mellon Bank, N.A.*

99-b(8)(a)(4)             Custodian Agreement - Brown Brothers Harriman &
                          Company (International Growth Portfolio)*

99-b(8)(a)(5)             Amendment to Custodian Agreement - Mellon Bank, N.A.
                          (Aetna Index Plus Fund)                                                         ----------------

99-b(9)(a)                Administrative Services Agreement between the
                          Registrant and ALIAC                                                            ----------------

99-b(9)(b)                License Agreement*

99-b(10)(a)               Opinion of Counsel                                                                     *

99-b(11)                  Consent of Independent Auditors

99-b(15)(a)               Distribution Plan                                                                      *

99-b(15)(b)               Form of Shareholder Services Plan                                                      *

99-b(16)(a)               Schedule for Computation of Performance Data                                           *

99-b(16)(b)               Schedule for Computation of Performance Data (Index Plus
                          Fund)
                                                                                                          ----------------
99-b(19)                  Powers of Attorney                                                                     *

* Incorporated by reference
**To be filed by amendment